Registration Nos. 333-84639
					811-9521

		SECURITIES AND EXCHANGE COMMISSION
		      WASHINGTON, DC 20549
			    FORM N-1A

		 REGISTRATION STATEMENT UNDER THE
		     SECURITIES ACT OF 1933			[X]

		Pre-Effective Amendment No. _____		[ ]

		Post-Effective Amendment No. 25			[X]

			      and/or


		REGISTRATION STATEMENT UNDER THE
		 INVESTMENT COMPANY ACT OF 1940			[X]

			Amendment No. 28			[X]

		(Check appropriate box or boxes)

			MANAGERS AMG FUNDS
		--------------------------------
	(Exact Name of Registrant as Specified in Charter)

	  40 Richards Avenue, Norwalk, Connecticut 06854
	-------------------------------------------------
	    (Address of Principal Executive Offices)

		    Philip H. Newman, P.C.
		      Goodwin Procter LLP
			Exchange Place
		    Boston, MA 02109-2881
	-------------------------------------------------
	    (Name and Address of Agent for Service)


As soon as practicable after the effective date of this Registration
			   Statement
---------------------------------------------------------------------
	  (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective
(check appropriate box):

[X]	Immediately upon 		[ ] On (date)
	filing pursuant to 		    pursuant to
	paragraph (b)			    paragraph (b)


[ ]	60 days after filing 		[ ] On (date)
	pursuant to paragraph 		    pursuant to
	(a)(1)				    paragraph
					    (a)(1)

[ ]	75 days after filing 		[ ] On (date)
	pursuant to (a)(2) of 		    pursuant to
	Rule 485			    paragraph
					    (a)(2) of Rule
					    485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective
	date for a previously filed post-effective amendment.

[AMG Logo Omitted]


	    Managers AMG Funds

	RORER Asset Management, LLC
	---------------------------


Rorer Large-Cap Fund
Rorer Mid-Cap Fund

		Prospectus
		----------
	  dated March 1, 2004




The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Rorer Large-Cap Fund
Rorer Mid-Cap Fund

			TABLE OF CONTENTS
			-----------------



Page
KEY INFORMATION					 1
Rorer Large-Cap Fund				 1
Rorer Mid-Cap Fund				 2

PERFORMANCE SUMMARY				 3

FEES AND EXPENSES OF THE FUNDS			 6
Fees and Expenses				 6
Example						 7

RORER LARGE-CAP FUND				 8
Objective					 8
Principal Investment Strategies			 8
Should You Invest in this Fund?			 9

RORER MID-CAP FUND				10
Objective					10
Principal Investment Strategies			10
Should You Invest in this Fund?			11

MANAGERS AMG FUNDS				12

PAST PERFORMANCE OF OTHER RORER ACCOUNTS	13

FINANCIAL HIGHLIGHTS				16

YOUR ACCOUNT					18
Minimum Investments in the Funds 		18

HOW TO PURCHASE OR REDEEM SHARES		19

DISTRIBUTION PLAN				21

HOW TO SELL SHARES				21

INVESTOR SERVICES				23

OPERATING POLICIES				23

ACCOUNT STATEMENTS				24

DIVIDENDS AND DISTRIBUTIONS			24

TAX INFORMATION					25



			KEY INFORMATION
			---------------
This Prospectus contains important information for anyone interested in investing in the Rorer Large-Cap Fund (the "Large-Cap Fund") and/or the Rorer Mid-Cap Fund (the "Mid-Cap Fund" and, together with the Large-Cap Fund, the "Funds"), each a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and Principal Risk
Factors of the Funds
----------------------------------------------------------------
The following is a summary of the goals, principal strategies and principal risk factors of the Funds.

			LARGE-CAP FUND
			--------------

Principal
Goal 			Principal Strategies 				Risk Factors
----------------	----------------------------------------	--------------
Long-term		Invests at least 80% of its assets in 		Market Risk
capital 		large capitalization companies 			Management
appreciation 								  Risk
			Primarily invests in common stocks of 		Sector Risk
			U.S. large-capitalization companies that  	Value Stock Risk
			Rorer believes are trading at below 		Capitalization
			average valuations relative to the S&P 	  	Stock Risk
			500 Index and have the potential for
			favorable earnings developments

			Ordinarily invests in high-quality,
			out-of-favor companies that are selected from all sectors of the market based on a bottom-up analysis of each company's fundamentals


 				 Mid-Cap Fund
				--------------

Principal
Goal 			Principal Strategies 				Risk Factors
----------------	----------------------------------------	--------------
Long-term 		Invests at least 80%of its assets in 		Market Risk
capital 		mid-capitalization companies 			Management
appreciation								  Risk
			Primarily invests in common stocks of 		Sector Risk
			U.S. mid-capitalization companies that 		Value Stock Risk
			Rorer believes are trading at below 		Capitalization
			average valuations relative to the		  Stock Risk
			S&P 400 and have the potential for
			favorable earnings developments

			Ordinarily invests in high-quality,
			out-of-favor companies that are selected
			from all sectors of the market based on a
			bottom-up analysis of each company's
			fundamentals
----------------	----------------------------------------	--------------


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. The following is a discussion of the principal risk factors of the Funds.

Capitalization Stock Risk
-------------------------
Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Mid-Cap Fund may underperform other stock funds (such as large company stock funds) when stocks of medium-sized companies are out of favor. Similarly, the Large-Cap Fund may underperform other stock funds (such as a mid-cap or a small-cap fund)when stocks of larger-sized companies are out of favor.

Market Risk
-----------
The Funds are subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Funds to underperform other funds with similar objectives. The success of each Fund's investment strategy depends significantly on the skill of Rorer Asset Management, LLC ("Rorer"), the subadvisor to each Fund, in assessing the potential of the securities in which the Fund invests. Rorer will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent that either of the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Value Stock Risk
----------------
"Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Funds may underperform other stock funds (such as growth stock funds) when value stocks are out of favor.

PERFORMANCE SUMMARY
-------------------
The following bar charts illustrate the risks of investing in each Fund by showing each Fund's annual total returns since each Fund's inception on December 19, 2001 and how the annual performance has varied. Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results. The performance information is net of all fee waivers and reimbursements during the applicable period. In the absence of such waivers and reimbursements, the Funds' total returns would have been lower.


Rorer Large-Cap Fund
Annual Total Returns Since Inception on December 19, 2001
------------------------------------------------------------


Year		Return
----		------
2002		-20.5%
2003		 22.1%

Best Quarter: 13.8% (2nd Quarter 2003)
Worst Quarter: -16.6% (3rd Quarter 2002)


Rorer Mid-Cap Fund
Annual Total Returns Since Inception on December 19, 2001
------------------------------------------------------------


Year		Return
----		------
2002		-13.4%
2003		 31.4%

Best Quarter: 16.9% (2nd Quarter 2003)
Worst Quarter: -13.4% (3rd Quarter 2002)

The following table compares each Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for each Fund and its applicable index. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.


			Average Annual Total Returns (1)
			(as of December 31, 2003)
			------------------------
Large-Cap Fund 		1 Year 	Since Inception*
--------------		-------	----------------
Return Before Taxes 	22.08%	-1.52%
Return After Taxes on
 Distributions 		22.02%	-1.54%
Return After Taxes on
 Distributions and Sale
 of Fund Shares 	14.35%	-1.31%
S&P 500 Index (2) 	28.68%	 0.08%

Mid-Cap Fund
------------
Return Before Taxes 	31.37%	 7.57%
Return After Taxes on
 Distributions		31.37%	 7.58%
Return After Taxes on
 Distributions and Sale
 of Fund Shares 	20.39%	 6.48%
S&P 400 Index (2)	35.63%	 8.23%


*Each Fund's inception date was December 19, 2001.

The S&P 500 Index and the S&P 400 Index are both market-capitalization weighted indices of 500 and 400 U.S. common stocks, respectively.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and actual after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

		FEES AND EXPENSES OF THE FUNDS
		------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Fees and Expenses
-----------------
Shareholder Fees (fees paid directly from your investment)
---------------------------------------------------------



Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price).........None
Maximum Deferred Sales Charge (Load).............None
Maximum Sales Charge (Load)Imposed on
 Reinvested Dividends and Other Distributions ...None
Redemption Fee ..................................None
Exchange Fee ....................................None
Maximum Account Fee .............................None



Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
	---------------------------------------------


				Large-Cap	Mid-Cap
				Fund		Fund
				-----------	-----------
Management Fee			0.85%		0.85%
Distribution (12b-1) Fees 	0.25%		0.25%
Other Expenses 			8.97%		19.40%
				-----		------
Total Annual Fund Operating
 Expenses 			10.07%		20.50%
Fee Waiver and Reimbursement (1)-8.67%		-19.10%
				------		------
Net Annual Fund Operating
 Expenses			 1.40%		 1.40%
				======		======

(1) The Managers Funds LLC (the "Investment Manager") has contractually agreed through March 1, 2005 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.40% for each Fund, subject to later reimbursement by each Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from each Fund such fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. See "Managers AMG Funds."

Example
-------
This Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



		1 Year	3 Years 5 Years	10 Years
		-------	-------	-------	--------
Large-Cap Fund 	$143	$2,125 	$3,911 	$7,642
Mid-Cap Fund 	$143 	$3,757 	$6,338 	$10,006


The Example reflects the impact of each Fund's contractual expense limitations through March 1, 2005, for each period covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		     RORER LARGE-CAP FUND
		     --------------------
Objective
---------
The Large-Cap Fund's investment objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Large-Cap Fund invests at least 80% of its net assets in U.S. large capitalization companies. This policy will not be changed without providing shareholders 60 days notice. The term "large-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations over $7 billion. The Fund invests primarily in common stocks. Rorer selects stocks that it believes are trading at below average valuations relative to the S&P 500 Composite Stock Price Index (the "S&P 500") and have the potential for favorable earnings developments ("earnings momentum"). Ordinarily, the Large-Cap Fund will invest in high quality, out-of-favor companies from all sectors of the market based on a bottom-up analysis of each company's fundamentals.

Rorer serves as subadvisor to the Large-Cap Fund. Rorer's investment process emphasizes valuation and earnings potential. Rorer conducts relative valuation and earnings momentum screening to identify approximately 75 top investment candidates. Rorer conducts a comprehensive economic and fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Rorer looks for companies with strong financials, competitive positioning, good management and sustainable future growth and earnings momentum. Although Rorer's stock selection is primarily bottom-up oriented, a top-down economic overview is also incorporated.

The Large-Cap Fund will hold the stock of approximately 30 to 40 companies. Ordinarily, the Fund will not invest more than 3% of its assets in any single company (referred to as a "full position"). In addition, ordinarily the Fund will not invest more than 20% of its assets in any single industry or maintain an exposure to any single sector that exceeds the greater of 2.5 times the weighting for that sector of the S&P 500 or 3 full positions. As a risk reducing measure, a company's position will be pared back once its valuation, due to market appreciation, reaches 5 to 6 percent of the total value of the Fund.

If the Large-Cap Fund owns a full position in a stock and its price declines 15% from the average cost of the stock for all accounts managed by Rorer, relative to the S&P 500, the stock will be sold. Ordinarily, if the Large-Cap Fund owns less than a full position in a stock and its price declines 15% from the average cost relative to the

S&P 500, the Fund will either buy more shares of the stock or sell the stock. A stock will be reviewed for sale upon appreciating to its price-to-earnings ratio target or if its fundamentals deteriorate. Also, a stock may be sold to maintain sector, industry, and/or position weighting guidelines.

For temporary defensive purposes, the Large-Cap Fund may invest, without limit, in cash or high quality short-term investments, including repurchase agreements. To the extent that the Large-Cap Fund is invested in these instruments, the Large-Cap Fund will not be pursuing its investment objective.

Should You Invest In This Fund?
-------------------------------
This Fund MAY be suitable if you:

*Are seeking an opportunity for some equity returns in your investment portfolio

*Are willing to accept a higher degree of risk for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market risk

*Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			RORER MID-CAP FUND
			------------------
Objective
---------
The Mid-Cap Fund's investment objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Mid-Cap Fund invests at least 80%of its net assets in U.S. mid-capitalization companies. This policy will not be changed without providing shareholders 60 days notice. The term "mid-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations between $1 billion and the upper limit of the S&P 400 MidCap Index (the "S&P 400"), which was approximately $11.8 billion as of December 31, 2003. The Fund invests primarily in common stocks. Rorer selects stocks that it believes are trading at below average valuations relative to the S&P 400 and have the potential for favorable earnings developments ("earnings momentum"). Ordinarily, the Mid-Cap Fund will invest in high quality, out-of-favor companies from all sectors of the market based on a bottom-up analysis of each company's fundamentals.

Rorer serves as subadvisor to the Mid-Cap Fund. Rorer's investment process emphasizes valuation and earnings potential. Rorer conducts relative valuation and earnings momentum screening to identify approximately 75 top investment candidates in the mid-cap market. Rorer conducts a comprehensive economic and fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Rorer looks for companies with strong financials, competitive positioning, good management and sustainable future growth and earnings momentum. Although Rorer's stock selection is primarily bottom-up oriented, a top-down economic overview is also incorporated.

The Mid-Cap Fund will hold the stock of approximately 25 to 35 companies. Ordinarily, the Fund will not invest more than 4% of its assets in any single company (referred to as a "full position"). In addition, ordinarily the Fund will not invest more than 20% of its assets in any single industry or maintain an exposure to any single sector that exceeds the greater of 2.5 times the weighting for that sector of the S&P 400 or 3 full positions. As a risk reducing measure, a company's position will be pared back once its valuation, due to market appreciation, reaches 5 to 6 percent of the total value of the Fund.

If the Mid-Cap Fund owns a full position in a stock and its price declines 20% from the average cost of the stock for all accounts managed by Rorer, relative to the S&P 400, the stock will be sold. Ordinarily, if the Mid-Cap Fund owns less than a full position in a stock and its price declines 20% from the average cost relative to the S&P 400, the Fund will either buy more shares of the stock or sell the stock. A stock will be reviewed for sale upon appreciating to its price-to earnings ratio target or because of substantial relative price appreciation under the Mid-Cap Fund's maximum market cap restrictions. Stocks are also reviewed for possible sale if fundamentals deteriorate or to maintain sector, industry, and/or position weighting guidelines.

For temporary defensive purposes, the Mid-Cap Fund may invest, without limit, in cash or high quality short-term investments, including repurchase agreements. To the extent that the Mid-Cap Fund is invested in these instruments, the Mid-Cap Fund will not be pursuing its investment objective.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:

* Are seeking exposure to equity markets

* Are willing to accept a higher degree of risk for the opportunity of higher potential returns

*Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

*Are seeking stability of principal

*Are investing with a shorter time horizon in mind

*Are uncomfortable with stock market risk

*Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS AMG FUNDS
			------------------
Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Rorer Large-Cap Fund and Rorer Mid-Cap Fund are two of the Funds in the Managers Funds Family of Funds.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk, CT 06854, serves as investment manager to the Funds and is responsible for each Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Rorer, the subadvisor of the Funds and, when appropriate, evaluates any potential new asset managers for the fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the distributor for each of the Funds.

Rorer has day-to-day responsibility for managing each Fund's portfolio. Rorer, located at 1650 Market Street, Suite 5100, Philadelphia, PA 19103, is the successor firm to Rorer Asset Management, which was formed in 1978. Affiliated Managers Group, Inc., an indirect wholly-owned subsidiary of which serves as the Managing Member of TMF, owns a majority interest in Rorer. As of December 31, 2003, Rorer had assets under management of approximately $9.4 billion.

Edward C. Rorer and Clifford B. Storms, Jr. are the portfolio managers for the Large-Cap Fund and the Mid-Cap Fund. Mr. Rorer is the Chairman and Chief Investment Officer of Rorer since 1978 and founder of Rorer. Mr. Storms is the Executive Vice President and Director of Research of, and a portfolio manager for, Rorer, positions that he has held since 1990. A team of senior analysts works closely with the Investment Committee in evaluating and selecting stocks for each Fund.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

The Investment Manager has contractually agreed, through March 1, 2005, to waive fees and pay or reimburse each Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.40% of the Fund's average daily net assets. Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.40% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

	PAST PERFORMANCE OF OTHER RORER ACCOUNTS
	----------------------------------------
The table below sets forth the investment performance for the periods indicated of separate accounts (the "Accounts") managed by Rorer with investment objectives, policies and strategies substantially similar to those of the Large-Cap Fund (the "Large-Cap Composite") and those of the Mid-Cap Fund (the "Mid-Cap Composite"). The Large-Cap Composite excludes accounts of less than $100,000. For periods prior to April 1, 1999, the Mid-Cap Composite includes discretionary wrap accounts. Each Composite represents an asset-weighted composite of the internal rates of return for all such accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.40%, which is the expense ratio of each Fund, net of contractual waivers and reimbursements. The chart illustrates how the performance of the Large-Cap Composite and the Mid-Cap Composite has varied over the past ten years and eight years, respectively, assuming that all dividend and capital gain distributions have been reinvested. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of either Fund (which is shown elsewhere in the Prospectus), is not indicative of either Fund's future performance and is calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC. The table compares the Large-Cap Composite's performance to the S&P 500 and the Mid-Cap Composite to the S&P 400. Although used as a benchmark, the performance of the S&P 500 and the S&P 400 may not be comparable to the Large-Cap Composite and the Mid-Cap Composite, respectively, because, unlike the performance of each Composite, the performance of the S&P 500 and the S&P 400 has not been adjusted for any fees or expenses.


				Large-Cap 	S&P 500 	Mid-Cap 	S&P 400
				Composite 	Index 		Composite 	Index
				---------	---------	----------	--------
Quarterly Return
----------------
March 31, 2003 			-4.00%		-3.15%		 0.77%		-4.43%
June 30, 2003			14.24%		15.39%		17.13%		17.64%
September 30, 2003 		 0.41%		 2.65%		-1.43%		 6.59%
December 31, 2003 		11.42%		12.18%		13.32%		13.18%
Total Annual Return (2003)	22.70%		28.68%		31.84%		35.63%

Quarterly Return
----------------
March 31, 2002 			 2.43%		 0.27%		 6.09%		 6.72%
June 30, 2002 		       -11.40%	       -13.40%		-6.02%		-9.31%
September 30, 2002 	       -17.32%	       -17.28%		-15.71%	       -16.55%
December 31, 2002 		 4.44%		 8.44%		 0.68%		 5.83%
Total Annual Return (2002)     -21.63%	       -22.10% 		-15.39%	       -14.52%

Quarterly Return
----------------
March 31, 2001			-13.56%		-11.86%	 	 -4.68%		-10.77%
June 30, 2001			  2.23%		  5.85%		  1.52%		 13.16%
September 30, 2001 		-11.34%		-14.68%		-12.04%		-16.57%
December 31, 2001		  5.35%		 10.69%		 10.20%		 17.99%
Total Annual Return (2001)	-17.46%		-11.89%		 -6.20%		 -0.61%

Quarterly Return
----------------
March 31, 2000 			  8.55%		  2.29%		  9.86%		 12.69%
June 30, 2000			  1.12%		 -2.66%	 	  6.74%		 -3.30%
September 30, 2000		  4.60%		 -0.97%		  8.49%		 12.15%
December 31, 2000 		 -6.36%		 -7.82%	  	  4.21%		 -3.85%
Total Annual Return (2000)	  7.51%		 -9.10%	 	 32.58%		 17.51%

Quarterly Return
----------------
March 31, 1999			  1.23%		  4.98%		 -9.29%		 -6.38%
June 30, 1999			  3.19%		  7.05%		 13.09%		 14.16%
September 30, 1999 		 -4.07%		 -6.24%	 	 -6.35%		 -8.40%
December 31, 1999 		 12.63%		 14.88%		 12.75%		 17.19%
Total Annual Return (1999)	 12.86%		 21.04% 	  8.32%		 14.72%

Quarterly Return
----------------
March 31, 1998			 13.93%	 	  13.95%	 11.97%		 11.01%
June 30, 1998			  2.28%		   3.30%	 -4.11%		 -2.14%
September 30, 1998		 -8.43%		  -9.95%	-18.73%		-14.47%
December 31, 1998		 19.41%		  21.30%	 18.39%		 28.19%
Total Annual Return (1998)	 27.42%	 	  28.58%	  3.30%		 19.12%



				Large-Cap 	S&P 500 	Mid-Cap 	S&P 400
				Composite 	Index 		Composite 	Index
				---------	---------	----------	--------
Quarterly Return
----------------
March 31, 1997 			 -0.94%		  2.68%		  3.40%		-1.49%
June 30, 1997 			 11.60%		 17.46%		 16.15%		14.70%
September 30, 1997 		 10.99%		  7.49%		  9.76%		16.08%
December 31, 1997 		  3.11%		  2.87%		 -1.30%		 0.83%
Total Annual Return (1997)	 26.52%		 33.36%		 30.11%		32.25%

Quarterly Return
----------------
March 31, 1996			  7.59%		  5.37%		  6.03%		 6.16%
June 30, 1996 			  0.63%		  4.49%		  3.52%		 2.88%
September 30, 1996 		  4.44%		  3.09%		  4.97%		 2.91%
December 31, 1996		  5.08%		  8.34%		  1.37%		 6.06%
Total Annual Return (1996)	 18.82%		 22.96%		 16.80%		19.20%

Quarterly Return
----------------
March 31, 1995			 11.68%		  9.74%
June 30, 1995			  5.16%		  9.55%
September 30, 1995		  9.94%		  7.95%
December 31, 1995		  6.90%		  6.02%
Total Annual Return (1995)	 38.03%		 37.58%

Quarterly Return
----------------
March 31, 1994			 -1.33%		 -3.79%
June 30, 1994			 -0.68%		  0.42%
September 30, 1994		  3.53%		  4.98%
December 31, 1994		 -2.54%		 -0.02%
Total Annual Return (1994)	 -1.12%		  1.32%

Average Annual Total Return
(as of December 31,2003):
---------------------------
1 Year				 22.70%		 28.68%		 31.84%		35.63%
3 Years 			 -7.42%		 -4.05%		  1.52%		 4.84%
5 Years 			 -0.75%		 -0.57%		  8.49%		 9.21%
10 Years			  9.67%		 11.07%		  n/a		  n/a


			FINANCIAL HIGHLIGHTS
			--------------------
The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in either the Large-Cap Fund or Mid-Cap Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds' Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds' Annual Report, which is available upon request.

Rorer Large-Cap Fund - Financial Highlights
-------------------------------------------
For a share outstanding throughout each period


						For the fiscal year	For the period
						ended October 31, 2003	ended October 31, 2002*
						----------------------	-----------------------
Net Asset Value, Beginning of Period 		$8.14 			$10.00
Income from Investment Operations:
	Net investment income		 	 0.00 (a)		  0.00 (a)
	Net realized and unrealized
 gain (loss) on investments			 1.02 			 (1.86)
						------			--------
Total from investment operations		 1.02 			 (1.86)
						------			--------
Less Distributions to Shareholders from:
	Net investment income			(0.01)			   -
						------			--------

Net Asset Value, End of Period			 $9.15			 $8.14
						======			======

Total Return (b)				 12.56%		         (18.60)% (c)
-----------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets					 1.40%			  1.40% (d)

Ratio of net investment income
 to average net assets				 0.10%			  0.06% (d)

Portfolio turnover			 	  42%			   36% (c)

Net assets at end of
 period (000's omitted)				$1,106			  $421

Expense Offsets (e)
===================
Ratio of total expenses to
 average net assets				10.07%			 25.01% (d)

Ratio of net investment loss
 to average net assets				(8.56)%			(23.55)% (d)


* Commencement of operations was December 19, 2001.
(a) Rounds to less than $0.01.
(b) Total return and net investment income would have been lower had certain expenses not been reduced.
(c) Not annualized.
(d) Annualized.
(e) Ratio information assuming no reduction of Fund expenses.

Rorer Mid-Cap Fund - Financial Highlights
For a share outstanding throughout each period
----------------------------------------------


						For the fiscal year 	For the period
						ended October 31, 2003	ended October 31, 2002*
						----------------------	-----------------------
Net Asset Value, Beginning of Period		$9.26			$10.00
Income from Investment Operations:
	Net investment loss			(0.05)			(0.02)
	Net realized and unrealized
 gain (loss) on investments			 1.84			(0.72)
						------			-------
Total from investment operations		 1.79 			(0.74)
						------			-------
Net Asset Value, End of Period			$11.05 			 $9.26
						======			=======

----------------------------------------------------------------------------------------
Total Return (a)				19.44% (b)		(7.40)% (b)

Ratio of net expenses to average
 net assets					1.40% (c)		 1.40% (c)

Ratio of net investment loss to average
 net assets					(0.45)% (c)		 (0.25)% (c)

Portfolio turnover				  57%			   58% (b)

Net assets at end of period (000's omitted) 	 $501			  $286

Expense Offsets (d)
-------------------
Ratio of total expenses to average
 net assets					20.50% (c)		  28.79% (c)
Ratio of net investment loss to average
 net assets					(19.56)% (c)		 (27.64)% (c)



* Commencement of operations was
 December 19, 2001.

(a) Total return and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

			YOUR ACCOUNT
			------------
As an investor, you pay no sales charges to invest in the Funds and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Funds. The price at which you purchase and redeem your shares is equal to the net asset value (NAV) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. Each Fund's NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were accepted by the processing organization before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Each Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Funds
--------------------------------
Cash investments in the Funds must be in U.S. Dollars. Third-party checks and "starter" checks are not accepted for the initial investment in the Funds or for any additional investments.
The following table provides the minimum initial and additional investments in the Funds:


			Initial 	Additional
			Investment 	Investment
			-------------	-------------
Regular accounts 	$5,000 		$1,000
Traditional IRA 	 5,000		 1,000
Roth IRA		 5,000		 1,000


The Funds or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Funds, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

		HOW TO PURCHASE OR REDEEM SHARES
		--------------------------------
You may purchase shares of the Funds once you have established an account with Managers AMG Funds (the "Trust"). You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.




		HOW TO PURCHASE SHARES (continued)
		----------------------------------
				Initial Purchase		Additional Purchases
				----------------		--------------------
Through your 			Contact your investment 	Send any additional
Investment 			advisor or other investment 	monies to your
Advisor 			professional.			investment
								professional at the
								address appearing
								on your account
								statement.
---------------------		----------------		--------------------
All Shareholders:
By Mail 			Complete the account 		Write a letter of
				application.			instruction and a check
				Mail the application and a 	payable to Managers
				check payable to Managers 	AMG Funds to:
				AMG Funds to:

				Managers AMG Funds 		Managers AMG Funds
				c/o Boston Financial 		c/o Boston Financial
				Data Services, Inc.		Data Services, Inc.
				P.O. Box 8517 			P.O. Box 8517
				Boston, MA 02266-8517 		Boston, MA 02266-8517

								Include your account #
								and Fund name on your
								check
---------------------		----------------		--------------------
By Telephone 			Not Available 			If your account has
								already been established,
								call the Transfer
								Agent at (800)252-0682.
								The minimum additional
								investment is $1,000
---------------------		----------------		--------------------
By Internet 			Not Available 			If your account has
								already been established,
								see our website at
								www.managersamg.com.
								The minimum additional
								investment is $1,000
---------------------		----------------		--------------------


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

			DISTRIBUTION PLAN
			-----------------
The Funds have adopted a distribution plan to pay for the marketing of shares of the Funds. Under the plan, the Board of Trustees has authorized payments under the plan at an annual rate of up to 0.25% of each Fund's average daily net assets to the Distributor for providing distribution and shareholder servicing costs. Because fees for the marketing of each Fund's shares are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in such Fund and may cost more than other types of sales charges.

HOW TO SELL SHARES
------------------
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



				Instructions
				---------------------------------------
Through your Investment	Advisor Contact your investment advisor
				or other investment professional.
---------------------   	---------------------------------------
All Shareholders:
By Mail 			Write a letter of instruction containing:
				*the name of the Fund
				*dollar amount or number of shares to be
				 sold
				*your name
				*your account number
				*signatures of all owners on account

				Mail letter to:
				Managers AMG Funds
				c/o Boston Financial Data Services, Inc.
				P. O. Box 8517
				Boston, MA 02266-8517
---------------------  		---------------------------------------
By Telephone 			If you elected telephone redemption
				privileges on your account application, call
				us at (800)252-0682.
---------------------  		---------------------------------------
By Internet 			See our website at www.managersamg.com


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. Only the STAMP2000 Medallion will be accepted. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

			INVESTOR SERVICES
			-----------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Systematic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Funds have an Exchange Privilege which allows you to exchange your shares of the Funds for shares of other Funds in the Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange you do so on the same terms and conditions as any new investment in that fund. Each Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

			OPERATING POLICIES
			------------------
A Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Funds are series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide these series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

Each Fund reserves the right to:

*redeem an account if the value of the account falls below $5,000 due to redemptions;

*suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange
Commission;

*change the minimum investment amounts;

*delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

*make a redemption-in-kind (a payment in portfolio securities instead of in cash);

*refuse a purchase order for any reason, including failure to submit a properly completed application;

*refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

*terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.


			ACCOUNT STATEMENTS
			------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account, whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

		DIVIDENDS AND DISTRIBUTIONS
		---------------------------
Income dividends and net capital gain distributions, if any, are normally declared and paid in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			---------------
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986, as amended, the Treasury Regulations thereunder, administrative rules and court decisions that are in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investment in the Funds based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Funds that are attributable to corporate dividends received by the Funds generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of the Funds. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Funds by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Funds to withhold taxes on distributions and redemption proceeds paid to shareholders who;

*fail to provide a social security number or taxpayer identification number;

*fail to certify that their social security number or taxpayer identification number is correct; or

*fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

			RORER LARGE-CAP FUND
			 RORER MID-CAP FUND

Investment Manager
------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Subadvisor
----------
Rorer Asset Management, LLC
1650 Market Street, Suite 5100
Philadelphia, Pennsylvania 19103

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

Additional Information
----------------------
Additional information about each Fund and its investments is available in the Statement of Additional Information and the Annual and Semi-Annual Reports for the Funds, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-835-3879

By Mail: 	Managers AMG Funds
		40 Richards Avenue
		Norwalk, CT 06854

On the Internet: Electronic copies are available on our website
		at www.managersamg.com

In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. Information about the Funds including each Fund's current Statement of Additional Information is on file with the Securities and Exchange Commission. Each Fund's Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Funds are available on the EDGAR database of the SEC's website at http://www.sec.gov , and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov , or by writing the SEC's Public Reference Section, Washington, D.C.20549-0102. Information about the Funds also may be reviewed and copied at the SEC's Public Reference Room. Call 202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521

			MANAGERS AMG FUNDS

		       RORER LARGE-CAP FUND
		        RORER MID-CAP FUND
		  ____________________________

	      STATEMENT OF ADDITIONAL INFORMATION
		      DATED March 1, 2004
________________________________________________________________________
You can obtain a free copy of the Prospectus of the Rorer Large-
Cap Fund (the "Large-Cap Fund") and the Rorer Mid-Cap Fund (the "Mid-Cap Fund") (each a "Fund" and, collectively the "Funds") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds'
Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ended October 31, 2003, which are included in the Funds' Annual Report for the fiscal year ended October 31, 2003, are incorporated into this Statement of Additional Information by reference (meaning such documents are legally a part of this Statement of Additional Information). The Annual Report is available without charge by calling Managers AMG Funds at (800) 635-3479.

			TABLE OF CONTENTS
			-----------------
								Page
								----
GENERAL INFORMATION						1
ADDITIONAL INVESTMENT POLICIES					1
Investment Techniques and Associated Risks			1
Diversification Requirements for the Funds			2
Fundamental Investment Restrictions				2
Portfolio Turnover						4
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST			7
Trustees' Compensation						8
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES		8
Control Persons							8
MANAGEMENT OF THE FUND						9
Investment Manager and Subadvisor				9
Compensation of Investment Manager and Subadvisor by the Fund	10
Fee Waivers and Expense Limitations				10
Investment Management and Subadvisory Agreements		10
Reimbursement Agreement						12
Code of Ethics							13
Distribution Arrangements					13
Custodian							13
Transfer Agent							13
Independent Public Accountants					13
BROKERAGE ALLOCATION AND OTHER PRACTICES			14
PURCHASE, REDEMPTION AND PRICING OF SHARES			14
Purchasing Shares						14
Redeeming Shares						15
Exchange of Shares						16
Net Asset Value							16
Dividends and Distributions					17
Distribution Plan						17
FOREIGN TAXES							20
Performance Comparisons						24
Massachusetts Business Trust					24
Description of Shares						25
Additional Information						26
Date of Annual Report; Date of Filing				27
Guidelines							28

			GENERAL INFORMATION
			-------------------

This Statement of Additional Information relates only to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. Each Fund is a series of shares of beneficial interest of Managers AMG Funds, formed as a Massachusetts business trust (the "Trust") and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group,
Inc., serves as investment manager to the Funds and is responsible for the overall administration of the Funds. See "Management of the Funds."

		ADDITIONAL INVESTMENT POLICIES
		------------------------------
The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. Both Funds are diversified, open-end management investment companies.
Large-Cap Fund - Large-capitalization companies

Under normal circumstances, the Large-Cap Fund invests at least
80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "large capitalization companies" refers to companies that, at the time of purchase , have market capitalizations of at least $7 billion.
Mid-Cap Fund - Mid-capitalization companies

Under normal circumstances, the Mid-Cap Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "mid-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations between $1 billion and the upper limit of the S&P 400 MidCap Index.

Investment Techniques and Associated Risks
------------------------------------------

       The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Quality and Diversification
Requirements of the Funds."

       (1)	Common Stocks.  The Funds may invest in common stocks.
Common stocks are securities that represent a unit of ownership in a corporation. The Funds' transactions in common stock represent "long" transactions where the Funds own the securities being sold, or will own the securities being purchased.

       (2)	Cash Equivalents.  The Funds may invest in cash equivalents.
Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

       Bankers Acceptances. The Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

       Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

       Certificates of Deposit. The Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

       Commercial Paper. The Funds may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

       Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Funds enter into repurchase agreements for more than seven days.

       Repurchase agreements could have certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

       (3)	Reverse Repurchase Agreements.  The Funds may enter into
reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

       The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Funds will establish and maintain a separate account with the Custodian that contains liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

       (4)	Securities Lending.  The Funds may lend their portfolio
securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, a Fund may use the collateral to satisfy the loan. When cash is received as collateral, a Fund will invest the cash received in short-term instruments to earn additional income. The Fund will also bear the risk of any loss on such investments.
Diversification Requirements for the Funds

Each Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the relevant Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may not:

       (1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

       (2)	Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

       (3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

       (4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

       (5)	Purchase or sell commodities or commodity contracts, except
the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

       (6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7)	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

       (8)	Invest more than 25% of its total assets in the securities
of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction
(8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

Portfolio Turnover
------------------
Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the relevant Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Funds.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period December 19, 2001 (commencement of operations) through October 31, 2002 and October 31, 2003, the portfolio turnover rate for the Large-Cap Fund was 36% and 42%, respectively. For the period December 19, 2001 (commencement of operations) through October 31, 2002 and October 31, 2003, the portfolio turnover rate for the Mid-Cap Fund was 58% and 57%, respectively.

		BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
		-------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust. The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees
--------------------
The Trustees shown in the table below are not "interested persons" of the Trust within the meaning of the 1940 Act:




		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     30	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     30	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)provider
				 of Retirement and
				 Investment Education
				 Seminars; Interim
				 Executive Vice President,
				 QuadraMed Corp. (2001);
				 President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     30      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     30      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------




* The fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees
-------------------
The Trustees shown in the table below are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      30		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       30		None
Lebovitz	2002		 Executive Officer,
DOB :1/18/55	President since  The Managers Funds
		1999		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Management, Inc.
				 (1989-1993)
-------------   ---------------- ---------------------  ------------- ---------------------------




* The fund complex consists of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II.


Officers
--------


			POSITION(S) HELD
NAME			WITH THE FUND	 PRINCIPAL OCCUPATIONS
AND DATE        	AND LENGTH OF 	 DURING PAST 5 YEARS
OF BIRTH	   	TIME SERVED

---------------------  	---------------- ------------------------------------------------

Galan G.Daukas		Chief Financial	  Chief Operating Officer,The Managers
DOB: 10/24/63		Office since 2002 Funds LLC (2002-Present); Chief Financial
				  	  Officer The Managers Funds, Managers Trust
				  	  I and Managers Trust II (2002-Present);
				          Chief Operating Officer
				          and Chairman of the Management Committee,
				          Harbor Capital Management Co., Inc. (2000-
				          2002); Chief Operating Officer, Fleet
				          Investment Advisors (1992-2000)
---------------------  	---------------- ------------------------------------------------
Donald S. 		Treasurer since   Director, Finance and Planning, The
Rumery			1999		  Managers Funds LLC,(1994-Present);
DOB:5/29/58				  Treasurer and Chief Financial Officer,
					  Managers Distributors, Inc. (2000-Present);
				  	  Treasurer, The Managers Funds (1995-Present);
					  Secretary, The Managers Funds (1997-Present);
					  Treasurer & Secretary; Managers Trust I and
					  Managers Trust II (2000-Present)
---------------------  	---------------- ------------------------------------------------
John Kingston, III	Secretary since	  Senior Vice President and General Counsel, Affiliated
DOB: 10/23/65		1999		  Managers Group, Inc.(2002-Present); Vice President
					  and Associate General Counsel, Affiliated Managers
					  Group, Inc. (1999-2002); Director and Secretary,
					  Managers Distributors, Inc. (2000-Present); Served in
					  a general counsel capacity, Morgan Stanley Dean Witter
					  Investment Management, Inc. (1998-1999); Associate,
					  Ropes and Gray (1994-1998)
---------------------  	---------------- ------------------------------------------------





Trustee Share Ownership
-----------------------



----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2003	as of December 31, 2003
----------------------	-----------------------	------------------------------
Independent Trustees:
----------------------
Jack W. Aber		    	 None		     $50,001 to $100,000
William E. Chapman II	   $10,001 to $50,000	      Over $100,000
Edward J. Kaier		   	 None	              Over $100,000
Eric Rakowski		 	 None		     $10,001 to $50,000

----------------------	-----------------------	------------------------------
Interested Trustees:
----------------------
Sean M. Healey		  	 None		       Over $100,000
Peter M. Lebovitz	     	 None	       	       Over $100,000

----------------------	-----------------------	------------------------------



* The Managers Funds Family of Funds consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee:
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------

  Compensation Table:
  -------------------


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund (a)	Paid to Trustees (b)
-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber				$55			$31,000
William E. Chapman, II			$55			$31,000
Edward J. Kaier				$55			$31,000
Eric Rakowski				$55			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 	None			 None
Peter M. Lebovitz		 	None			 None



(a)	Compensation is calculated for the Funds' fiscal year ended
October 31, 2003. The Funds do not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending October 31, 2003 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and
Managers Trust II.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	---------------------------------------------------
Control Persons
---------------
Rorer Asset Management LLC, a limited liability company organized under the laws of Delaware and located at One Liberty Place, Suite 5100, Philadelphia PA, "controlled" (within the meaning of the 1940 Act) the Mid-Cap Fund. Affiliated Managers Group, Inc. ("AMG") indirectly owns a majority interest in Rorer. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. Principal Holders

As of February 9, 2004, the following persons or entities owned of record more than 5% of the outstanding shares of the Large-Cap Fund:

       Name and Address				Percentage Ownership
       ------------------------------		---------------------
       Bear Stearns Securities Corp.(1)			22%
       1 Metrotech Center North
       Brooklyn, NY  11201-3870

       Rorer Asset Management LLC (2)			11%
       One Liberty Place, Suite 5100
       Philadelphia, PA  19103-7301

       UBS Financial Services, Inc. (1)			6%
       PO Box 3321, 1000 Harbor Blvd.
       Weehawken, NJ 07086-6761

       Pershing LLC (1)					5%
       PO Box 2052
       Jersey City, NJ 07303-2052

(1) This shareholder is an omnibus processing organization that holds Fund shares on behalf of its customers.

(2) Rorer Asset Management LLC is the beneficial as well as the record owner of its shares.

The Trust did not know of any person in addition to Rorer Asset
Management LLC who, as of February 9, 2004, beneficially owned 5% or more of the Large-Cap Fund's shares.

As of February 9, 2004, the following persons or entities owned of record more than 5% of the outstanding shares of the Mid-Cap Fund:

       Name and Address				Percentage Ownership
       --------------------------------		--------------------
       Rorer Asset Management LLC (1)			31%
       One Liberty Place, Suite 5100
       Philadelphia, PA  19103-7301

       National Financial Services Corp. (2)		21%
       200 Liberty Street, Church Street Station
       New York, NY 10008-3751

       Janney Montgomery Scott LLC (2)			17%
       1801 Market Street
       Philadelphia, PA  19103-1628

       Citizens Bank, Trustee FBO Affiliated
	Managers Group, Inc.				13%
       870 Westminster
       Providence, RI  02902-0001

(1) Rorer Asset Management LLC is the beneficial as well as the record owner of its shares.

(2) This shareholder is an omnibus processing organization that holds Fund shares on behalf of its customers.

The Trust did not know of any person in addition to Rorer Asset
Management LLC who, as of February 9, 2004, beneficially owned 5% or more of the Mid-Cap Fund's shares.

Management Ownership
--------------------
As of February 9, 2004, all management personnel (i.e., Trustees and Officers) as a group beneficially owned less than 1% of the outstanding shares of the Large-Cap Fund.

As of February 9, 2004, all management personnel (i.e., Trustees and Officers) as a group beneficially owned 2% of the outstanding shares of the Mid-Cap Fund.

			MANAGEMENT OF THE FUND
			----------------------
Investment Manager and Subadvisor
---------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. An indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. ("AMG") serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Funds under an investment management agreement with the Trust dated October 19, 2000, as amended by subsequent Letter Agreements (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Funds. For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the advisory fees of Rorer Asset Management, LLC, the subadvisor that manages the assets of each Fund (the "Subadvisor" or "Rorer"). The Investment Manager receives no additional compensation from the Funds for its administration services. Rorer was selected by the Investment Manager, subject to the review and approval of the Trustees. Rorer is the successor firm to Rorer Asset Management which was formed in 1978. AMG indirectly owns a majority interest in Rorer. As of December 31, 2003, Rorer's assets under management totaled approximately $9.4 billion. Rorer's address is 1650 Market Street, Suite 5100, Philadelphia, PA 19103.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Funds are limited to asset management and related record keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Subadvisor by the Fund
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the respective Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the subadvisory agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing each portfolio, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of the Funds.

For the period December 19, 2001 (commencement of operations) through October 31, 2002 and for the fiscal year ended October 31, 2003, no fees were paid under the Investment Management Agreement with respect to the Large-Cap Fund and the Mid-Cap Fund. If the Investment Manager had not agreed to waive all or a portion of its fee in connection with a contractual agreement to limit each of the Fund's total operating expenses to 1.40% of average daily net asset during the periods, the fee under that agreement would have been $1,862 and $7,045 for the Large-Cap Fund and $1,609 and $3,027 for the Mid-Cap Fund, respectively.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed, through March 1,
2005, to limit total annual operating expenses for the Large-Cap Fund and the Mid-Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.40%, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Funds or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds.

Investment Management and Subadvisory Agreements
------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory agreement with Rorer (the "Subadvisory Agreement").

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days' written notice to the other party and to the Funds. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment
Manager is specifically responsible for:

*	developing and furnishing continuously an investment program
	and strategy for the Funds in compliance with each Fund's investment objectives and policies as set forth in the Trust's current Registration Statement;

*	providing research and analysis relative to the investment
	program and investments of the Funds;

*	determining (subject to the overall supervision and review
	of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents; and

*	making changes on behalf of the Trust in the investments of
	the Funds.

Under the Subadvisory Agreement, Rorer is responsible for performing substantially these same advisory services for the Investment Manager and the Funds.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Funds with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Funds pay all expenses not borne by their Investment Manager or Subadvisor including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Funds a position in any investment which any of the Subadvisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Funds. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

Approval of Investment Management and Subadvisory Agreements
------------------------------------------------------------
The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor with respect to the Funds. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including fee and expense information for each Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment
Manager relating to its operations and personnel. Among other things, the Investment Manager provided a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's administrative capabilities including its ability to supervise each Fund's other service providers; (b) the Investment Manager's compliance programs including those related to personal investing and (c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, each Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and (d) the Subadvisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Investment Manager and Subadvisor and their undertakings to maintain expense limitations for the Funds.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others:
(A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Subadvisor is qualified to manage each Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Funds' advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of each Fund and its shareholders.

Proxy Voting Policies and Procedures
------------------------------------
Proxies for the Funds' portfolio securities are voted in accordance with Rorer's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Subadvisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Subadvisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment.
Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Subadvisor may invest in securities, including securities that may be purchased or held by the Funds.

Distribution Arrangements
-------------------------
Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Funds' shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of the Funds' shares without sales commission or other compensation.

Shares of the Funds are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Funds have agreed to pay the Distributor 0.25% of the average daily net assets of the Funds. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer shares of the Funds to their clients through proprietary mutual fund "supermarkets" and similar platforms.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church
Street, New York New York, is the Custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Funds.

Independent Public Accountants
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, reviews each of the Fund's federal and state income tax returns and may provide other audit, tax, and related services.

	      BROKERAGE ALLOCATION AND OTHER PRACTICES
	      ----------------------------------------
The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities which are held in each Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadvisor. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by each Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Funds except portfolio investment management and related record-keeping services.

During the period December 19, 2001 (commencement of operations) to October 31, 2002 and for the fiscal year ended October 31, 2003, the Large-Cap Fund paid brokerage commissions of $637 and $1,364, respectively. During the period December 19, 2001 (commencement of operations) to October 31, 2002 and the fiscal year ended October 31, 2003, the Mid-Cap Fund paid brokerage commissions of $3,614 and $766, respectively.

	     PURCHASE, REDEMPTION AND PRICING OF SHARES
	     ------------------------------------------
Purchasing Shares
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Subadvisor.

Purchase orders received by the Funds before 4:00 p.m. New York
Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations, which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemptions would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in paper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. Each Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $5,000 due to redemptions. Whether the Funds will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, [Fund number] and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading on the NYSE is restricted by the SEC, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Funds compute their net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of regular trading of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of each Fund is equal to the value of that Fund (assets minus liabilities) divided by the number of Fund shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Funds declare and pay dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule
12b-1" (the "Distribution Plan"). Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments to Managers Distributors, Inc. equal to 0.25% of the daily net assets on an annual basis of each Fund.

			   CERTAIN TAX MATTERS
			   -------------------
The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR
WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds' in General
--------------------------------------------
The following discussion is a general summary of certain current federal income tax laws regarding the Funds and investors in the shares. Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

If each Fund qualifies as a regulated investment company, it will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because each Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of each Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Tax Implications of Certain Investments. Certain of a Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders
---------------------------------------
Distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), ordinary income distributions relating to dividend income received by the Fund will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates. Under the Jobs and Growth Act if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals, trusts and estates only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such
distributions are made.   Qualified dividend income is generally
dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 120 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the "holding period requirement"). In order to be eligible for the 15% maximum rate on distributions from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.


Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by a Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Shareholders
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% for the calendar year 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of a Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Foreign Taxes
-------------
Each Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold a Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in a Fund.

Other Taxation
--------------
Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

			  PERFORMANCE DATA
			  ----------------
From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in each Fund's current Prospectus.

Average Annual Total Return
---------------------------
The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			   P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of the hypothetical $1,000 payment
		made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

The following table shows the average annual total returns for the period ended October 31, 2003:

                		One Year       Since Inception*
				--------	--------------
       Large-Cap Fund		   12.56%	     -4.58%
       Mid-Cap Fund		   19.44%	      5.55%

	*The inception date of each Fund is December 19, 2001.

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions). Each Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			    P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD    =	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The following table shows the average annual total returns (after taxes on distributions) for the periods ended October 31, 2003:

                		One Year       Since Inception*
				--------	--------------
       Large-Cap Fund		   12.51%	     -4.60%
       Mid-Cap Fund		   19.44%	      5.55%

       *The inception date of each Fund is December 19, 2001.


Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

				P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions
		and redemption)
n	=	number of years
ATVDR 	=	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The following table shows the average annual total returns (after taxes on distributions and redemption) for the periods ended October 31, 2003:

                		One Year       Since Inception*
				--------	--------------
       Large-Cap Fund		   8.16%	     -3.89%
       Mid-Cap Fund		  12.63%	      4.73%

       *The inception date of each Fund is December 19, 2001

Cumulative Total Return. The Funds may also advertise cumulative total return (the actual change in value of an investment in a Fund assuming reinvestment of dividends and capital gains.

The following table shows the cumulative total returns for the periods ended October 31, 2003:

                		One Year       Since Inception*
				-------		--------------
       Large-Cap Fund		  12.56%	     -8.37%
       Mid-Cap Fund		  19.44%	     10.60%

       *The inception date of each Fund is December 19, 2001

Performance Comparisons
-----------------------
The Funds may compare their performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the S&P 500 Index, the S&P MidCap 400 Index, the Dow Jones Industrial Average, the Russell 3000 Index, the Russell 1000 Index, the Russell 3000 Value Index, the Russell 1000 Value Index, the S&P 500/Barra Value Index and the S&P MidCap 400/Barra Value Index.

Massachusetts Business Trust
----------------------------
The Funds are series of a "Massachusetts Business Trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

			FINANCIAL STATEMENTS
			--------------------
The Funds' audited Financial Statements for the fiscal year ended
October 31, 2003 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Funds' Annual Report for the fiscal year ended October 31, 2003, filed with the Securities and Exchange Commission. The Funds' 2003 Annual Report and reports is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.
				  Date of Annual Report; Date of Filing
Funds				  Of Annual Report; Accession Number
------------------------------	  -------------------------------------
Rorer Large-Cap Fund and	  10/31/2003; 1/6/04; 0001089951-04-000002
Rorer Mid-Cap Fund

		     Rorer Asset Management, LLC
			   Proxy Voting
			    Guidelines
			      Summary

			Rorer Asset Management, LLC
		    Proxy Voting Policies & Procedures
			    Applicable to
		Rorer Mid Cap Fund and Rorer Large Cap Fund
-----------------------------------------------------------------------
Rorer has contracted with ISS, a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies. Shown below is a summary of ISS proxy voting guidelines on a number of commonly presented proxy voting issues. While ISS makes the proxy vote recommendations, Rorer retains the ultimate authority on deciding how to vote. In general, it is Rorer's policy to vote in accordance with ISS's recommendations. However, in the event that Rorer disagrees with ISS's proxy voting recommendations(s), such disagreement will be documented.

Conflicts of Interest
---------------------
Rorer's Compliance Department monitors for conflicts between the interests of the Fund and the interests of Rorer. When Rorer determines that such a conflict of interest arises, Rorer will vote in accordance with ISS's recommendations, foregoing its right to veto such recommendations.


		ISS Proxy Voting Guidelines Summary
		-----------------------------------
The following is a concise summary of ISS's proxy voting policy guidelines.

1.  Auditors
============
Vote FOR proposals to ratify auditors, unless any of the following apply:

*	An auditor has a financial interest in or association with the
	company, and is therefore not independent

*	Fees for non-audit services are excessive, or

*	There is reason to believe that the independent auditor has
	renderedan opinion which is neither accurate nor indicative of the company's financial position.

2.  Board of Directors
======================
Voting on Director Nominees in Uncontested Elections
----------------------------------------------------
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.  Shareholder Rights
======================
Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.  Proxy Contests
==================
Voting for Director Nominees in Contested Elections
---------------------------------------------------
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
---------------------------------------
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.  Poison Pills
================
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.  Mergers and Corporate Restructurings
========================================
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.  Reincorporation Proposals
=============================
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.  Capital Structure
=====================
Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

*	It is intended for financing purposes with minimal or no dilution
	to current shareholders

*	It is not designed to preserve the voting power of an insider or
	significant shareholder

9.  Executive and Director Compensation
=======================================
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
--------------------------------------------------------
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation

Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
* Purchase price is at least 85 percent of fair market value
* Offering period is 27 months or less, and
* Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
-------------------------------------
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  Social and Environmental Issues
====================================
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

========================================================================
========================================================================




[AMG Logo omitted]

Managers AMG Funds

			ESSEX
			-----

		Essex Aggressive Growth Fund
			Investor Class
		    Institutional Class

		Essex Large Cap Growth Fund
		    Institutional Class



   			PROSPECTUS

		    dated March 1,2004

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			TABLE OF CONTENTS
			-----------------



Page
						----
KEY INFORMATION					 1
Essex Aggressive Growth Fund			 1
Essex Large Cap Growth Fund			 2

PERFORMANCE SUMMARY				 4

FEES AND EXPENSES OF THE FUND			 6
Fees and Expenses				 6
Example						 7

ESSEX AGGRESSIVE GROWTH FUND			 8
Objective					 8
Principal Investment Strategies			 8
Should You Invest in this Fund?			 9

ESSEX LARGE CAP GROWTH FUND 			10
Objective 					10
Principal Investment Strategies 		10
Should You Invest in this Fund?			11

MANAGERS AMG FUNDS 				12

PAST PERFORMANCE OF OTHER ESSEX ACCOUNTS  13

FINANCIAL HIGHLIGHTS 				15

YOUR ACCOUNT 					19
Minimum Investments in the Fund 		19

HOW TO PURCHASE OR REDEEM SHARES 		21

DISTRIBUTION PLAN 				23

HOW TO SELL SHARES 				23

INVESTOR SERVICES				25

OPERATING POLICIES				25

ACCOUNT STATEMENTS				26

DIVIDENDS AND DISTRIBUTIONS			27

TAX INFORMATION					27

CONTACT INFORMATION				29


			KEY INFORMATION
			---------------
This Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the Essex Aggressive Growth Fund (the "Aggressive Growth Fund") or Institutional Class shares of the Essex Large Cap Growth Fund (the "Large Cap Fund") (each a "Fund" and collectively the "Funds"), and each a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk
Factors of the Funds.

The following is a summary of the goal, principal strategies and principal risk factors of the Funds.

		ESSEX AGGRESSIVE GROWTH FUND
		----------------------------



Principal
Goal 			Principal Strategies 			Risk Factors
------------		---------------------------		----------------
Long-term 		Invests primarily in the common stock 	Market Risk
capital 		securities of U.S. companies with the 	Management Risk
appreciation 		potential for long-term growth.		Growth Stock
 Risk
			Invests primarily in companies with 	Small and Mid-
			market capitalizations of between $500 	 Capitalization
			million and $100 billion, although it 	Stock Risk
			may invest in companies of any size.	Sector Risk
			Focuses on industries with above average
			growth prospects then seeks to identify
			companies in those industries with strong
			revenue and/or earnings growth potential.

			Ordinarily invests in 40 to 60 companies
			from pre-selected sectors of the market;
			currently focuses on the specialty retail,
			technology, health care, financial services,
			energy services, and basic industries
			sectors.
------------		---------------------------		----------------


			ESSEX LARGE CAP GROWTH FUND
			---------------------------


Principal
Goal 			Principal Strategies 			Risk Factors
------------		---------------------------		----------------
Long-term 		Invests at least 80% of its 		Market Risk
capital 		assets in companies that,		Management Risk
appreciation 		at the time of purchase,		Growth Stock Risk
			have market capitalizations 		Large
			over $5 billion.		 	Capitalization
								Stock Risk
			Invests primarily in common 		Sector Risk
			stocks of U.S. large-capitalization
			companies believed to be
			trading at below average
			valuations relative to the Standard
			& Poor's 500 Index.

			Focuses on industries with above
			average growth prospects then
			seeks to identify companies in
			those industries with strong
			revenue and/or earnings growth
			potential.
------------		---------------------------		----------------


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. The following is a discussion of the principal risk factors of the Funds.

Market Risk
-----------
The Funds are subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to decrease in value.
The increase or decrease in the value of each Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause a Fund to underperform other funds with similar objectives. The success of each Fund's investment strategy depends significantly on the skill of Essex Investment Management Company, LLC ("Essex"), subadvisor to the Funds, in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

Growth Stock Risk
-----------------
Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Funds invest in those kinds of stocks, they will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Funds may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Small and Mid-Capitalization Stock Risk
---------------------------------------
Small and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Aggressive Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small and medium-sized companies are out of favor.

Large Capitalization Stock Risk
-------------------------------
Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Large Cap Fund may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities of all companies in a particular sector of the market to decrease. To the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

			PERFORMANCE SUMMARY
			-------------------
The following bar chart illustrates the risks of investing in the Aggressive Growth Fund by showing the Fund 's year-by-year total returns and how the annual performance has varied. The bar chart assumes that all dividend and capital gain distributions have been reinvested. Past performance of the Fund is not an indication of how the Fund will perform in the future. No performance is shown for the Large Cap Fund because the Fund does not have at least one calendar year of performance. If The Managers Funds LLC had not agreed to limit Fund expenses, returns would have been lower.



  Annual Total Returns Since Inception*
(Aggressive Growth Fund-Investor Class)
----------------------------------------

Year		Return
----		------
2000		 -4.3%
2001		-32.0%
2002		-27.7%
2003		 33.7%




Best Quarter: 19.5%(2nd Quarter 2003)
Worst Quarter: -27.3%(4th Quarter 2000)


*The Investor Class commenced operations on November 1, 1999.
Prior to March 1, 2002, Investor Class shares were not subject to a Distribution (12b-1) Fee. If they had been, returns would have been lower.

The following table compares each Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for each Fund and its applicable index. Past performance of the Fund is not an indication of how the Fund will perform in the future.


		Average Annual Total Returns
	(for the periods ended as of 12/31/03)(1)
	-----------------------------------------

							Since
						1 Year	Inception
						------	---------
Aggressive Growth Fund-Investor Class*:
(inception date: 11/1/99)
=======================================
Return Before Taxes 				33.72%	-1.88%
Return After Taxes on Distributions 		33.72%	-1.88%
Return After Taxes on Distributions
 and Sale of Fund Shares			21.92%	-1.59%
S&P 500 Index (2) 				28.68%	-3.20%

Aggressive Growth Fund-Institutional Class:
(inception date: 3/1/02)
===========================================
Return Before Taxes (3)				34.15%	 6.39%
S&P 500 Index (2) 				28.68%	 0.78%

Large Cap Fund-Institutional Class:
(inception date: 6/30/03)
===================================
Return Before Taxes				 n/a	12.30%
Return After Taxes on Distributions		 n/a	12.16%
Return After Taxes on Distributions
 and Sale of Fund Shares			 n/a	 8.00%
S&P 500 Index (2)				 n/a	15.14%


*The Investor Class commenced operations on November 1, 1999.
Prior to March 1, 2002, Investor Class shares were not subject to a Distribution (12b-1) Fee. If they had been, returns would have been lower.

The S&P 500 Index is a market-capitalization weighted index of 500 U.S. common stocks.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

(3) After tax returns are shown only for Investor Class shares of the Fund. After tax returns for Institutional Class shares will vary

		FEES AND EXPENSES OF THE FUNDS
		------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Aggressive Growth Fund or the Institutional Class shares of the Large Cap Fund

Fees and Expenses
Shareholder Fees (fees paid directly from your investment)


					Aggressive	Aggressive
					Growth		Growth		Large
					Fund		Fund		Cap Fund
					Inst 'l 	Investor 	Inst 'l
					Class 		Class 		Class
					------------	-----------	-----------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering price)	None 		None		None
Maximum Deferred Sales
Charge (Load)				None 		None 		None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and Other Distributions 		None 		None 		None
Redemption Fee 				None 		None 		None



		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	---------------------------------------------

					Aggressive	Aggressive
					Growth		Growth		Large
					Fund 		Fund 		Cap Fund
					Inst'l 		Investor 	Inst 'l
					Class 		Class 		Class (1)
					-----------	--------------	----------
Management Fee 				1.00%		1.00%		 0.75%
Distribution (12b-1) Fees 		 None 		0.25%		 None
Other Expenses 				0.33%		0.33%		17.76%
					------		------		-------
Total Annual Fund Operating Expenses	1.33%		1.58%		18.51%
Fee Waiver and Reimbursement		  --%		  --%	       -17.41%
					------		------		-------
Net Annual Fund OPerating Expenses	1.33%		1.58%		 1.10%
					======		======		=======


(1) The Managers Funds LLC (the "Investment Manager") has contractually agreed through March 1, 2005 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.10% for the Large Cap Fund, subject to later reimbursement by the Large Cap Fund in certain circumstances. In general, for a period up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Large Cap Fund such fees waived and expenses paid to the extent that the Large Cap Fund's Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. "See Managers AMG Funds."

Example
-------
The following Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each of the Investor Class and Institutional Class shares of the Aggressive Growth Fund and the Institutional Class shares of the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


				1 Year 		3 Years 	5 Years 	10 Years
				---------	---------	----------	-----------
Aggressive Growth Fund
  Institutional Class 		$135 		$421 		$729 		$1,601
Aggressive Growth Fund
  Investor Class 		$161 		$499 		$860 		$1,878
Large Cap Fund 			$112 		$3,456	 	$5,958	 	$9,791


The Example reflects the impact of the Large Cap Fund's contractual expense limitation through March 1, 2005, for each period covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

			ESSEX AGGRESSIVE GROWTH FUND
			----------------------------
Objective
---------
The Fund's objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Fund invests primarily in the common stocks of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $100 billion. Ordinarily, the Fund invests in 40 to 60 companies from pre-selected sectors of the market. The Fund currently focuses on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Essex serves as subadvisor to the Fund. Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex first attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, quality management and strong finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. Although the investment strategies of Essex do not ordinarily involve trading securities for short term profits, Essex may sell any security when it believes the sale is in the Fund's interest, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs and may increase your tax liability.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:
=================================
1.Are seeking an opportunity for some equity returns in your investment portfolio

2.Are willing to accept a higher degree of risk for the opportunity of higher potential returns

3.Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
=====================================
1.Are seeking stability of principal
2.Are investing with a shorter time horizon in mind
3.Are uncomfortable with stock market risk
4.Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

		ESSEX LARGE CAP GROWTH FUND
		---------------------------

Objective
---------
The Fund's objective is to achieve long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval. Shareholders will be given prior notice of any change.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its assets in large capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "large-capitalization companies" refers to companies that at the time of purchase have market capitalizations over $5 billion. The Fund invests primarily in common stocks that Essex, the Fund's subadvisor, believes are trading at below average valuations relative to the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation.

Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, effective management and sound finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company 's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:
=================================
1. Are seeking an opportunity for some equity returns in your investment portfolio
2.Are willing to accept a higher degree of risk for the opportunity of higher potential returns
3.Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
=====================================
1.Are seeking stability of principal
2.Are investing with a shorter time horizon in mind
3.Are uncomfortable with stock market risk
4.Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS AMG FUNDS
			------------------
Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Essex Aggressive Growth Fund and Essex Large Cap Fund are two of the Funds currently available in the Managers Funds Family of Funds. The Aggressive Growth Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Large Cap Fund currently offers only Institutional Class shares.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk CT, 06854, serves as investment manager to the Funds and is responsible for each Fund's overall administration and operations. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment Management Company, LLC, the subadvisor of the Funds and, when appropriate, evaluates any potential new asset managers for the fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the distributor for each of the Funds. The Investment Manager, Essex or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

Essex has day-to-day responsibility for managing each Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. Affiliated Managers Group, Inc. indirectly owns a majority interest in Essex. As of December 31, 2003, Essex had assets under management of $5.9 billion. Stephen D. Cutler and Malcolm MacColl are the portfolio managers for the Funds. Mr.Cutler is the President of, and a portfolio manager for, Essex, positions he has held with Essex or its predecessor firm since 1989. Mr. MacColl is a Managing Principal of, and a portfolio manager for, Essex, positions he has held with Essex since 1994.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Aggressive Growth Fund and 0.75% of the average daily net assets of the Large Cap Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Aggressive Growth Fund and 0.75% of the average daily net assets of the Large Cap Fund for its services as subadvisor. Under its investment management agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds.

The Investment Manager and Essex have contractually agreed, through March 1, 2005,to waive fees and pay or reimburse the Large Cap Fund to the extent total expenses of the Large Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.10% of the Large Cap Fund's average daily net assets. The Large Cap Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed provided that the repayment occurs within 3 years after the waiver, payment or reimbursement and that such repayment would not cause the expenses of the Large Cap Fund in any such future year to exceed 1.10% of the average daily net assets of the Fund. In addition, from time to time in the future, Essex may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

LARGE CAP FUND - PAST PERFORMANCE OF OTHER ESSEX ACCOUNTS
---------------------------------------------------------

The table below sets forth the investment performance for the periods indicated of separate accounts (the "Accounts") managed by Essex with investment objectives, policies and strategies substantially similar to those of the Large Cap Fund (the "Large-Cap Composite "). The Large Cap Composite represents an asset-weighted composite of the total returns for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the expense ratio of the Fund, net of contractual waivers and reimbursements. The table illustrates how the performance of the Large-Cap Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Large Cap Fund and is not indicative of the Large Cap Fund's future performance. Returns for the Large-Cap Composite are calculated in accordance with industry standards for separate Accounts not in the manner required for mutual funds by the SEC. The table compares the Large-Cap Composite's performance to the S&P 500 Index. Although used as a benchmark, the performance of the S&P 500 Index does not reflect the effect of any fees or expenses.


				Large-Cap	S&P 500
				Composite	Index
				------------	------------
Quarterly Return
----------------
March 31, 2003 			-0.53%		-3.15%
June 30, 2003			12.87%		15.39%
September 30, 2003		 3.24%		 2.65%
December 31, 2003		 8.44%		12.18%
Total Annual Return (2003)	25.68%		28.68%

Quarterly Return
----------------
March 31, 2002			 -2.23%		 0.27%
June 30, 2002			-12.14%	       -13.40%
September 30, 2002		-14.36%	       -17.28%
December 31, 2002		  1.53%		 8.44%
Total Annual Return (2002)	-25.30%	       -22.10%

Quarterly Return
----------------
March 31, 2001			-15.31%	       -11.86%
June 30, 2001			  1.16%		 5.85%
September 30, 2001		-12.53%	       -14.68%
December 31, 2001		 12.09%		10.69%
Total Annual Return (2001)	-16.00%	       -11.89%

Quarterly Return
----------------
March 31, 2000			 10.09%		 2.29%
June 30, 2000			 -5.30%		-2.66%
September 30, 2000		  8.98%		-0.97%
December 31, 2000		-18.76%		-7.82%
Total Annual Return (2000)	 -7.70%		-9.10%

Quarterly Return
----------------
March 31, 1999			 12.71%		 4.98%
June 30, 1999			  7.36%		 7.05%
September 30, 1999		 -4.26%		-6.24%
December 31, 1999		 38.17%		14.88%
Total Annual Return (1999)	 60.06%		21.04%

Quarterly Return
----------------
March 31, 1998			 15.37%		13.95%
June 30, 1998			  8.10%		 3.30%
September 30, 1998 		 -7.06%		-9.95%
December 31, 1998 		 24.31%		21.30%
Total Annual Return (1998)	 44.08%		28.58%

Quarterly Return
----------------
March 31, 1997			 -7.14%		 2.68%
June 30, 1997			 13.76%		17.46%
September 30, 1997 		  5.18%		 7.49%
December 31, 1997		 -7.38%		 2.87%
Total Annual Return (1997)	  2.91%		33.36%



				Large-Cap	S&P 500
				Composite	Index
				------------	------------
Quarterly Return
----------------
March 31, 1996			 4.02%		 5.37%
June 30, 1996 			10.83%		 4.49%
September 30, 1996		 2.75%		 3.09%
December 31, 1996		 4.07%		 8.34%
Total Annual Return (1996)	23.25%		22.96%

Quarterly Return
----------------
March 31, 1995			 5.95%		 9.74%
June 30, 1995			14.00%		 9.55%
September 30, 1995		 9.95%		 7.95%
December 31, 1995		 3.51%		 6.02%
Total Annual Return (1995)	37.44%		37.58%

Quarterly Return
----------------
March 31, 1994			-8.10%		-3.79%
June 30, 1994			-2.30%		 0.42%
September 30, 1994		 9.75%		 4.89%
December 31, 1994		 0.23%		-0.02%
Total Annual Return (1994)	-1.23%		 1.32%

Average Annual Return
(as of December 31,2003):
--------------------------
1 Year				25.68%		28.68%
3 Years				-7.61%		-4.05%
5 Years				 3.10%		-0.57%
10 Years			11.20%		11.07%



			FINANCIAL HIGHLIGHTS
			--------------------
The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past fiscal periods. Certain information reflects financial results for a single Fund share in either the Investor Class or the Institutional Class of the Aggressive Growth Fund and the Institutional Class of the Large Cap Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds' Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds' Annual Report, which is available upon request.

Essex Aggressive Growth Fund: Institutional Class - Financial
Highlights
For a share outstanding throughout each period
-------------------------------------------------------------

					 For the		For the fiscal
					 Fiscal year ended	period* ended
Institutional Class Shares:		 October 31, 2003	October 31, 2002
-------------------------------	 	-------------------	----------------
Net Asset Value, Beginning of Period	 $7.04 			$8.21
					------			-----
Income from Investment Operations:
	Net investment loss		 (0.07)			(0.06)
	Net realized and unrealized
	 gain (loss) on investments	  2.00			(1.11)
					-------			------
Total from investment operations	  1.93 			(1.17)
					-------			------
Net Asset Value, End of Period		 $8.97 			$7.04
					=======			======
--------------------------------------------------------------------------------
Total Return (a)			 27.41%			(14.25)% (b)

Ratio of net expenses to average
 net assets				 1.33%			1.39%    (c)

Ratio of net investment loss
 to average net assets 			(0.83)%			(1.06)%  (c)

Portfolio turnover			  111%			  170%   (b)

Net assets at end of period
 (000's omitted)			$78,473			$70,295

Ratios absent expense offsets (d):
==================================
Ratio of total expenses to average
 net assets				  --			1.40%	 (c)

Ratio of net investment loss
  to average net assets		  	  --			(1.07)%  (c)


* At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares.
Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.
(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

Essex Aggressive Growth Fund: Investor Class - Financial
Highlights
For a share outstanding throughout each year
---------------------------------------------------------


						 For the fiscal year
						   ended October 31,
					---------------------------------------
Investor Class Shares:			2003 	2002 		2001 	2000
					-------	--------	------	-------
Net Asset Value,
 Beginning of Year			$7.01 	$8.85	 	$16.94 	$10.00
					-----	-----		------	------
Income from Investment
 Operations:
Net investment loss			(0.07)	(0.08)		(0.05)	(0.06)
Net realized and unrealized gain
	(loss) on investments		 1.97	(1.76)		(8.04)	 7.00
					------	------		------	------
Total from investment operations	 1.90 	(1.84)		(8.09)	 6.94
					------	------		------	------

Net Asset Value, End of Year		$8.91 	$7.01	 	$8.85 	$16.94
					======	======		======	======
-----------------------------------------------------------------------------------
Total Return 				27.10%  (20.79)% (a)  (47.76)% (a) 69.40% (a)

Ratio of net expenses
 to average net assets			1.58%	1.10%	(b)	 1.10% (b) 1.10% (b)

Ratio of net investment loss
	to average net assets 	       (1.08)% (0.82)% (b)     (0.41)% (b)(0.49)% (b)

Portfolio turnover			111%	 170%		  212%	  160%

Net assets at end
 of year (000's omitted)		$1,142	 $475         $131,430 	 $332,582

Ratios absent expense offsets (c):
=================================
Ratio of total expenses
 to average net assets	-		  -	 1.20%		 1.16%	  1.13%

Ratio of net investment loss
 to average net assets			  -	(0.91)%		(0.47)%	 (0.52)%


(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.
(c) Ratio information assuming no reduction of Fund expenses.

Essex Large Cap Growth Fund - Financial Highlights
For a share outstanding throughout the period
--------------------------------------------------

						For the fiscal
						period* ended
						October 31, 2003
						-----------------
Net Asset Value, Beginning of Period		$10.00

Income from Investment Operations:
	Net investment loss			(0.00) (#)
	Net realized and unrealized
	 gain on investments			 0.93
						-------
Total from investment operations		 0.93
						-------

Net Asset Value, End of Period			$10.93
						=======
-------------------------------------------------------------------
Total Return (a)				9.30% (b)

Ratio of net expenses to average net assets	1.10% (c)

Ratio of net investment loss
	to average net assets			(0.10)% (c)

Portfolio turnover				  32% (b)

Net assets at end of period (000's omitted)	$1,434

Ratios absent expense offsets (d):
==================================
Ratio of total expenses to average net assets	18.51% (c)

Ratio of net investment loss
	to average net assets			(17.51)% (c)


* Commencment of operations was June 30, 2003.
(#) Rounds to less than (0.005).
(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

			YOUR ACCOUNT
			------------
You may invest in the Aggressive Growth Fund by purchasing either Investor Class or Institutional Class shares. The Large Cap Fund offers only Institutional Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. The Aggressive Growth Fund Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Investor Class shares experiencing a lower total return than the Aggressive Growth Fund Institutional Class shares. The net asset value per share of the two Classes of Aggressive Growth Fund may also differ. In all other material respects, Aggressive Growth Fund Investor Class and Institutional Class shares are the same, each share representing a proportionate interest in the Aggressive Growth Fund. As an investor, you pay no sales charges to invest in the Funds and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) of the Investor Class or Institutional Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock Exchange ("NYSE ")is open for trading. The NAV per share of each Class is equal to each Fund's net worth (assets minus liabilities) allocable to that Class of shares divided by the number of shares outstanding of that class. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p. m. New York Time. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were accepted by the processing organization before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m. Each Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Funds
--------------------------------
Cash investments in the Funds must be in U.S. Dollars. Third-party checks and "starter" checks are not accepted for the initial investment in the Funds or for any additional investments.

The following table provides the minimum initial and additional investments in the Funds:


				Initial 	Additional
				Investment 	Investment
Aggressive Growth Fund		----------	----------
Investor Class:
---------------
Regular accounts		$5,000		$1,000
Traditional IRA 		 2,000		 1,000
Roth IRA 			 2,000		 1,000

Aggressive Growth Fund
Institutional Class:
--------------------
Regular accounts		100,000		 1,000
Traditional IRA			 10,000		 1,000
Roth IRA			 10,000		 1,000

Large Cap Fund
Institutional Class:
--------------------
Regular accounts		100,000		 1,000
Traditional IRA			 10,000		 1,000
Roth IRA			 10,000		 1,000



The Funds or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries rather than directly with the Funds, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify. You should consult your tax professional for more information on IRA accounts.

		HOW TO PURCHASE OR REDEEM SHARES
		--------------------------------
You may purchase shares of the Funds once you have established an account with the Trust. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.


			HOW TO PURCHASE SHARES
			----------------------
			Initial Purchase		Additional Purchases
			----------------		--------------------
Through your		Contact your investment 	Send any additional
Investment		advisor or other 		investment monies to your
Advisor 		professional.			Investment professional at the
							address appearing on your account
							statement.
----------------	----------------------		--------------------
All Shareholders:
By Mail			Complete the account		Write a letter of
			application.			instruction and a check
			Mail the application and a 	payable to Managers
			check payable to Managers 	AMG Funds to:
			AMG Funds to:
			Managers AMG Funds 		Managers AMG Funds
			c/o Boston Financial 		c/o Boston Financial
			Data Services, Inc.		Data Services, Inc.
			P.O. Box 8517 			P.O. Box 8517
			Boston, MA 02266-8517 		Boston, MA 02266-8517

							Include your account #
							and Fund name on your check
----------------	----------------------		--------------------
By Telephone 		Not Available 			If your account has
							already been established,
							call the Transfer
							Agent at (800)252-0682.
							The minimum additional
							investment is $1,000
----------------	----------------------		--------------------
By Internet 		Not Available 			If your account has
							already been established,
							see our website at
							www.managersamg.com.
							The minimum additional
							investment is $1,000
----------------	----------------------		--------------------


Note: If you redeem shares following a purchase by check, the Funds may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire: Please call and notify the Fund at (800)252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

			DISTRIBUTION PLAN
			-----------------
The Aggressive Growth Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Aggressive Growth Fund as well as distribution and servicing costs. Payments under the plan are made to MDI at an annual rate of 0.25% of the Aggressive Growth Fund's average daily net assets allocable to the Investor Class shares. Institutional Class shares are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Investor Class shares paid out of the Aggressive Growth Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in Investor Class shares and may cost more than other types of sales charges.

HOW TO SELL SHARES
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.


				Instructions
				--------------------------
Through your Investment
Advisor 			Contact your investment advisor or other
				investment professional.

All Shareholders:
By Mail				Write a letter of instruction containing:
				* the name of the Fund
				* dollar amount or number of shares to be sold
				* your name
				* your account number
				* signatures of all owners on account

				Mail letter to:
				Managers AMG Funds
				c/o Boston Financial Data Services, Inc.
				P. O. Box 8517
				Boston, MA 02266-8517
----------------------		--------------------------
By Telephone			If you elected telephone redemption
				privileges on your account
				application, call us
				at (800)252-0682.
----------------------		--------------------------
By Internet			See our website at www.managersamg.com


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared. Redemptions of $50,000 and over on the Investor Class and $250,000 and over on the Institutional Class of the Aggressive Growth Fund require a signature guarantee. Redemptions of $50,000 and over on the Institutional Class of the Large Cap Fund require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. Only the STAMP2000 Medallion will be accepted. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $50,000 for the Investor Class and $250,000 for the Institutional Class and below $50,000 for the Institutional Class of the Large Cap Fund.

		INVESTOR SERVICES
		-----------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Funds. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800)835-3879 for more information and an IRA kit.

The Funds have an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other Funds in The Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

		OPERATING POLICIES
		------------------
The Funds will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Funds are each a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide these series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

Each Fund reserves the right to:

* redeem an account holding Investor Class shares of the Aggressive Growth Fund if the value of the account falls below
$5,000 due to redemptions and redeem an Institutional Class shares account of the Large Cap Fund if the account falls below
$100,000;

* either (i) redeem an account holding Institutional Class Shares
Aggressive Growth Fund or (ii) convert that account's shares to Investor Class Shares if the account's value falls below $100,000 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

* change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days
(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason, including failure to submit a properly completed application;

* refuse any exchange request if we determine that such request could adversely affect the Funds, including if such person or group has engaged in excessive trading (to be determined in our discretion);and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

		ACCOUNT STATEMENTS
		------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		DIVIDENDS AND DISTRIBUTIONS
		---------------------------
Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			---------------
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986, as amended, the Treasury Regulations thereunder, administrative rules and court decisions that are in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investment in the Funds based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Funds that are attributable to corporate dividends received by the Funds generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of the Funds. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund 's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Funds by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Funds to withhold taxes on distributions and redemption proceeds paid to shareholders who:

1. fail to provide a social security number or taxpayer identification number;

2. fail to certify that their social security number or taxpayer identification number is correct; or

3. fail to certify that they are exempt from withholding.

In addition, each Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

			ESSEX AGGRESSIVE GROWTH FUND
			ESSEX LARGE CAP GROWTH FUND
			----------------------------
Investment Manager
-------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Subadvisor
-----------
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110
Distributor
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

Additional Information
----------------------
Additional information about the Funds and its investments are available in the Statement of Additional Information and the Annual and Semiannual reports for the Funds which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone: 	1-800-835-3879
By Mail: 	Managers AMG Funds
		40 Richards Avenue
		Norwalk, CT 06854

On the Internet: Electronic copies are available on our website at: www.managersamg.com

In the Funds' Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. Information about the Funds including its current Statement of Additional Information and Annual and Semiannual Reports is on file with the Securities and Exchange Commission. The Funds' Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Funds are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521

			MANAGERS AMG FUNDS
		  ESSEX AGGRESSIVE GROWTH FUND

			  Investor Class
			Institutional Class

		   ESSEX LARGE CAP GROWTH FUND

			Institutional Class


	      STATEMENT OF ADDITIONAL INFORMATION
			DATED March 1, 2004
------------------------------------------------------------------------

You can obtain a free copy of the Prospectus of the Essex
Aggressive Growth Fund and the Essex Large Cap Growth Fund (each a "Fund", collectively the "Funds") by calling Managers AMG Funds at
(800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's
Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ended October 31, 2003, which are included in the Fund's Annual Report for the year ending October 31, 2003 are incorporated into this Statement of Additional Information by reference (meaning such documents are legally a part of this Statement of Additional Information. The Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879.

			TABLE OF CONTENTS
			-----------------

								Page
								----
GENERAL INFORMATION						1
ADDITIONAL INVESTMENT POLICIES					1
ESSEX LARGE CAP GROWTH FUND:  LARGE-CAPITALIZATION COMPANIES	1
INVESTMENT TECHNIQUES AND ASSOCIATED RISKS			1
DIVERSIFICATION REQUIREMENTS FOR THE FUND			5
FUNDAMENTAL INVESTMENT RESTRICTIONS				6
PORTFOLIO TURNOVER						7
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST			7
INDEPENDENT TRUSTEES						7
INTERESTED TRUSTEES						9
OFFICERS							10
TRUSTEE SHARE OWNERSHIP						11
AUDIT COMMITTEE							11
TRUSTEES' COMPENSATION						11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES		12
CONTROL PERSONS							12
PRINCIPAL HOLDERS						12
MANAGEMENT OWNERSHIP						14
MANAGEMENT OF THE FUNDS						14
INVESTMENT MANAGER AND SUBADVISOR				14
COMPENSATION OF INVESTMENT MANAGER AND SUBADVISOR BY THE FUNDS	14
FEE WAIVERS AND EXPENSE LIMITATIONS				15
INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS		15
APPROVAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	16
PROXY VOTING POLICIES AND PROCEDURES				17
REIMBURSEMENT AGREEMENT						17
CODE OF ETHICS							17
DISTRIBUTION ARRANGEMENTS					17
CUSTODIAN							18
TRANSFER AGENT							18
INDEPENDENT PUBLIC ACCOUNTANTS					18
BROKERAGE ALLOCATION AND OTHER PRACTICES			18
PURCHASE, REDEMPTION AND PRICING OF SHARES			19
PURCHASING SHARES						19
REDEEMING SHARES						20
EXCHANGE OF SHARES						21
NET ASSET VALUE							21
DIVIDENDS AND DISTRIBUTIONS					21
DISTRIBUTION PLAN						21
CERTAIN TAX MATTERS						22
FEDERAL INCOME TAXATION OF FUNDS'IN GENERAL			22
TAXATION OF THE FUND'S INVESTMENTS				23
FEDERAL INCOME TAXATION OF SHAREHOLDERS				24
FOREIGN SHAREHOLDERS						25
FOREIGN TAXES							25
TAX-EXEMPT INVESTORS						25
STATE AND LOCAL TAXES						26
OTHER TAXATION							26
PERFORMANCE DATA						26
AVERAGE ANNUAL TOTAL RETURN					26
AFTER TAX AND CUMULATIVE RETURNS				27
PERFORMANCE COMPARISONS						29
MASSACHUSETTS BUSINESS TRUST					29
DESCRIPTION OF SHARES						30
ADDITIONAL INFORMATION						31
FINANCIAL STATEMENTS						32

			GENERAL INFORMATION
			-------------------

This Statement of Additional Information relates to the Essex Aggressive Growth Fund (the "Aggressive Growth Fund") and the Essex Large Cap Growth Fund (the "Large Cap Fund") (each a "Fund", collectively the "Funds"). The Aggressive Growth Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Large Cap Fund only offers Institutional Class shares. The Funds are series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with the Funds' current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers
Group, Inc., serves as investment manager to the Funds and is responsible for each Fund's overall administration. See "Management of the Funds."

		  ADDITIONAL INVESTMENT POLICIES
		  ------------------------------

The following is additional information regarding the policies used by the Funds in an attempt to achieve its investment objective as stated in its Prospectus. The Funds are diversified open-end management investment companies.
Essex Large Cap Growth Fund:  Large-Capitalization Companies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "large-capitalization companies" refers to companies that, at the time of purchase, have market capitalizations over $5 billion.
Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Funds.

      (1)	Cash Equivalents.  Cash equivalents include certificates of
deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

       Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

       Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

       Commercial Paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

       Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will a Fund enter into a repurchase agreement for a period of more than seven days.

Repurchase agreements are subject to certain risks. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund's ability to dispose of the collateral may be delayed or limited.

      (2)	Reverse Repurchase Agreements.  In a reverse repurchase
agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for a Fund.

A Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. A Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

      (3)	Foreign Securities.  Investments in securities of foreign
issuers, whether directly or indirectly in the form of American Depositary Receipts or similar instruments involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and
requirements like those applicable to U.S. issuers.   A Fund may not
purchase foreign commercial paper subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility.

Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non U.S. currencies. In addition, a Fund's income from foreign currency denominated securities is typically denominated in foreign currency. When a Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts.   A forward foreign
currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and on a future date. The contract is usually between a bank and its customers. The contract may be denominated in U.S. dollars or may be a "cross-currency" contract. A cross-currency contract is a contract which is denominated in currency other than U.S. dollars.

If a Fund enters into a forward currency exchange contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, a Fund will not enter into contracts that settle more than ninety (90) days later. A Fund may close out a currency contract position by entering into an offsetting currency contract with the counterparty to the original contract which may result in a gain or a loss.

The use of currency contracts entails certain risks. Currency markets may not move as predicted or a Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.

       (4)	Emerging Market Securities.  All risks associated with
investing in non-U.S. securities are further magnified when investing in emerging markets because these markets tend to have even less developed economic, monetary, banking, financial markets, legal, custody, financial reporting, auditing, social and political systems.

       (5)	Illiquid Securities, Private Placements and Certain
Unregistered Securities. Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the "1933 Act"), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act.
An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund's portfolio. The price a Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security's value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

      (6)	Obligations of Domestic and Foreign Banks.  Banks are
subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

      (7)	Futures Contracts.  When a Fund enters into a futures
contract, it agrees to buy or sell the contract's underlying instrument at a future date and agreed upon price. The Fund deposits and maintains initial margin equal to a specified percentage of the value of the contract until the contract is closed out. A Fund may either hold a futures contract position until the contract date or may enter into a closing transaction to terminate the contract prior to the contract date. When a Fund buys or sells a futures contact, it must also segregate liquid assets equivalent to the Fund's outstanding obligation under the contract.

There are certain risks associated with futures contracts.
Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Equity Index Futures Contracts. An equity index future contract is an agreement for a Fund to buy or sell an index relating to an equity securities index at a mutually agreed upon date and price.

Interest Rate Futures Contracts. An interest rate futures contract is an agreement to buy or sell fixed-income securities at a mutually agreed upon date and price.

      (8)	Option Contracts.
Covered Call Options. Each Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts provided the options are listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for the premium paid to the seller of the option, the right to buy the underlying security or contract at an agreed upon price from the option seller prior to the expiration of the option. The buyer can purchase the underlying security or contract at the agreed upon price regardless of its market price. A call option is considered "covered" if the party that is writing the option owns or has a right to immediately acquire the underlying security or contract.

A Fund may terminate its obligation under an outstanding written call option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. A Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when a Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered call options. A Fund incurs brokerage expenses in writing covered call options as well as fees for any purchases and sales of the underlying securities or contracts. Writing covered call options may increase a Fund's portfolio turnover rate. If the value of the instrument underlying a covered call option written by a Fund increases above the option price, the Fund will not benefit from the appreciation. In addition, underlying market and securities prices may not perform as expected, resulting in losses to a Fund.

Covered Put Options. Each Fund may write (sell) covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives the buyer, in return for the premium paid to the seller of the option, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the agreed upon price regardless of its market price. A put option is considered "covered" if a Fund that is writing the option has a short position with respect to the instrument underlying the option or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying instrument and will not benefit from the effect of market price declines on its covering position. If the underlying instrument decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

A Fund may terminate its obligation under an outstanding written option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. A Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when a Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered put options. A Fund incurs brokerage expenses in writing covered put options as well as fees for any transactions in the option's underlying securities or contracts. The portfolio turnover rate of a Fund may increase due to the Fund writing a covered put option. In addition, underlying market and securities prices may not perform as expected resulting in losses to a Fund.

Dealer Options. Each Fund may use Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC Options"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Subadvisor considers the creditworthiness and financial strength of the counterparty before entering into an OTC Option.

Puts and Calls. Each Fund may buy options on individual stocks, equity indices and equity futures contracts. A Fund's purpose in buying these puts and calls is to protect against the effect on its portfolio of adverse changes in market prices. A put option gives the buyer the right to sell a security or contract at an agreed upon date and price. A call option gives the buyer the right to purchase the option's underlying instrument at an agreed upon date and price.

      (9)	Rights and Warrants.  Rights are short-term obligations
issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

      (10)	Securities Lending.  Each Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, each Fund may use the collateral to satisfy the loan. When cash is received as collateral, each Fund will invest the cash received in short-term instruments to earn additional income and will bear the risk of any loss on such investments.

      (11)	Short Sales.  Each Fund may enter into short sales.  A
short sale is generally the sale of a security that the seller does not own. In order to engage in a short sale, a Fund arranges with a broker to borrow the security being sold short. The Fund must deposit with the broker collateral, consisting of cash, or marketable securities, to secure the Fund's obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by a purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position. Each Fund may also engage in "short sales against the box" which involve selling short a security in which the Fund currently holds a position or that the Fund has a right to acquire, while at the same time maintaining its current position in that security or retaining the right to acquire the security.

    (12) When-Issued Securities. The Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

To facilitate these transactions, the Funds will maintain a segregated account with the Custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Funds will meet its obligations from assets in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Funds to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund
-----------------------------------------
The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of each Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

 The Aggressive Growth Fund may not:

       (1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

       (2)	Borrow money, except (i) in amounts not to exceed 33 1/3%
of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

       (3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

       (4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

       (5)	Purchase or sell commodities or commodity contracts, except
the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

       (6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

       (8)	Invest more than 25% of its total assets in the securities
of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

   The Large Cap Fund may not:

       (1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

       (2)	Borrow money, except (i) in amounts not to exceed 33 1/3%
of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

       (3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

       (4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

       (5)	Purchase or sell commodities or commodity contracts, except
the Fund may purchase and sell financial contracts and options thereon.

       (6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

       (8)	Invest more than 25% of its total assets in the securities
of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Funds is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of each Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction
(8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

Portfolio Turnover
------------------
Generally, the Funds purchases securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with each Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to each Fund.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate. For the fiscal years ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000, the
Aggressive Growth Fund had a portfolio turnover rate of 111%, 170%, 212% and 160%, respectively. For the period June 30, 2003 (commencement of operations) to October 31, 2003, the Large Cap Fund's turnover ratio was 32%.

	     BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	     -------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to the Funds, and review each Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

Independent Trustees
--------------------
The Trustees shown in the table below are not "interested persons" of the Trust within the meaning of the 1940 Act:


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     30	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     30	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)provider
				 of Retirement and
				 Investment Education
				 Seminars; Interim
				 Executive Vice President,
				 QuadraMed Corp. (2001);
				 President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     30      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     30      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------




* The Fund Complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees
-------------------
The Trustees shown in the table below are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH THE FUND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        AND LENGTH OF 	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	TIME SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      30		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       30		None
Lebovitz	2002		 Executive Officer,
DOB :1/18/55	President since  The Managers Funds
		1999		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Management, Inc.
				 (1989-1993)
-------------   ---------------- ---------------------  ------------- ---------------------------




* The Fund Complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.


Officers
--------



			POSITION(S) HELD
NAME			WITH THE FUND	 PRINCIPAL OCCUPATIONS
AND DATE        	AND LENGTH OF 	 DURING PAST 5 YEARS
OF BIRTH	   	TIME SERVED

---------------------  	---------------- ------------------------------------------------

Galan G.Daukas		Chief Financial	  Chief Operating Officer,The Managers
DOB: 10/24/63		Office since 2002 Funds LLC (2002-Present); Chief Financial
				  	  Officer The Managers Funds, Managers Trust
				  	  I and Managers Trust II (2002-Present);
				          Chief Operating Officer
				          and Chairman of the Management Committee,
				          Harbor Capital Management Co., Inc. (2000-
				          2002); Chief Operating Officer, Fleet
				          Investment Advisors (1992-2000)
---------------------  	---------------- ------------------------------------------------
Donald S. 		Treasurer since   Director, Finance and Planning, The
Rumery			1999		  Managers Funds LLC,(1994-Present);
DOB:5/29/58				  Treasurer and Chief Financial Officer,
					  Managers Distributors, Inc. (2000-Present);
				  	  Treasurer, The Managers Funds (1995-Present);
					  Secretary, The Managers Funds (1997-Present);
					  Treasurer & Secretary; Managers Trust I and
					  Managers Trust II (2000-Present)
---------------------  	---------------- ------------------------------------------------
John Kingston, III	Secretary since	  Senior Vice President and General Counsel, Affiliated
DOB: 10/23/65		1999		  Managers Group, Inc.(2002-Present); Vice President
					  and Associate General Counsel, Affiliated Managers
					  Group, Inc. (1999-2002); Director and Secretary,
					  Managers Distributors, Inc. (2000-Present); Served in
					  a general counsel capacity, Morgan Stanley Dean Witter
					  Investment Management, Inc. (1998-1999); Associate,
					  Ropes and Gray (1994-1998)
---------------------  	---------------- ------------------------------------------------




Trustee Share Ownership
-----------------------



----------------------	-----------------------	------------------------------
						Aggregate Dollar Range of Equity
						Securities in All registered
			Dollar Range of Equity	Investment Companies Overseen by
			Securities in the Fund	Trustee in Family of Investment
			Beneficially Owned as 	Companies* Beneficially Owned
			of December 31, 2003	as of December 31, 2003
----------------------	-----------------------	------------------------------
Independent Trustees:
----------------------
Jack W. Aber		   $10,001 to $50,000	     $50,001 to $100,000
William E. Chapman II	   $50,001 to $100,000	        Over $100,000
Edward J. Kaier		     Over $100,000              Over $100,000
Eric Rakowski		 	 None		     $10,001 to $50,000

----------------------	-----------------------	------------------------------
Interested Trustees:
----------------------
Sean M. Healey		   $10,001 to $50,000	       Over $100,000
Peter M. Lebovitz	     $1 to $10,000     	       Over $100,000

----------------------	-----------------------	------------------------------


* The Managers Funds family of funds consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee:
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------


							Total Compensation
				Aggregate		from the
Name of				Compensation		Fund Complex
Trustee 			from the Fund (a)	Paid to Trustees (b)
-------				-----------------	--------------------

Independent Trustees:
---------------------
Jack W. Aber				$3,601			$31,000
William E. Chapman, II			$3,601			$31,000
Edward J. Kaier				$3,601			$31,000
Eric Rakowski				$3,601			$31,000

Interested Trustees:
--------------------
Sean M. Healey			 	None			 None
Peter M. Lebovitz		 	None			 None




(a)	Compensation is calculated for the Fund's fiscal year ending
October 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending October 31, 2003 for services as Trustees of Managers
AMG Funds, The Managers Funds, Managers Trust I and Managers Trust
II.

	  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	  ---------------------------------------------------
Control Persons
---------------
       As of February 9, 2004, Charles Schwab & Co., Inc., located at 101 Montgomery Street, San Francisco, CA 94104, a corporation organized under the laws of California "controlled" (within the meaning of the 1940 Act) the Investor Class of the Aggressive Growth Fund. As of February 9, 2003, Maurice A. Deane, Trustee of a trust located at 200 East 61st Street, Apt. 15E, New York, NY 10021, "controlled" (within the meaning of the 1940 Act) the Institutional Class of the Large Cap Fund. An entity which "controls" a Fund could have effective voting control over a Fund.

Principal Holders
-----------------
As of February 9, 2004, the following persons or entities owned of record more than 5% of the outstanding shares of the Funds:

		AGGRESSIVE GROWTH-INVESTOR CLASS
		--------------------------------
					Percentage
Name and Address			Ownership
------------------------------------	----------
Charles Schwab & Co., Inc.(1)		   68%
Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.	   13%
Attn: Mutual Funds Dept., 5th Floor
200 Liberty Street
PO Box 3751 Church Street Station
New York, NY 10008-3751

Linda R. Gates 				    8%
2806 Rhone Drive
Palm Beach Gardens, FL 33410-1264



(1) Broker-dealer omnibus account-holder holding shares on behalf of its customers.

The Trust did not know of any person who, as of February 9, 2004, beneficially owned 5% or more of the Aggressive Growth Fund's Investor Class shares.

		AGGRESSIVE GROWTH-INSTITUTIONAL CLASS
		-------------------------------------
						Percentage
Name and Address				Ownership
--------------------------------------		----------
National Financial Services Corp. (1)		   20%
Attn: Mutual Funds Dept., 5th Floor
200 Liberty Street
PO Box 3751 Church Street Station
New York, NY 10008-3751

Stephen D. Cutler				   15%
100 Fernwood Road
Chestnut Hill, MA 02467-2907

Berklee College of Music, Inc.			    8%
1140 Boylston Street
Box 116
Boston, MA 02215-3693

Morgan Nominees Limited (1)			    5%
23 Great Winchester Street
London, EC2P 2AX

Mac & Co. (1)					    5%
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198



(1) Broker-dealer omnibus account-holder holding shares on behalf of its customers.

The Trust did not know of any person in addition to Mr. Stephen D. Cutler who, as of February 9, 2004, beneficially owned 5% or more of the Aggressive Growth Fund's Institutional Class shares.

		LARGE CAP FUND-INSTITUTIONAL CLASS
		----------------------------------
						Percentage
Name and Address				Ownership
--------------------------------------		----------
Maurice A. Deane				   64%
200 E. 61st Street, Apt 15E
New York, NY 10021-8584

Maxwell L. Gates Trust 1997			   14%
2806 Rhone Drive
Palm Beach Gardens, FL 33410-1264

Essex Investment Management LLC (1)		   10%
125 High Street, 29th Floor
Boston, MA 02110-2702

Frank A Miller Family Foundation		    9%
1335 Post Road
Darien, CT 06820-5417


(1) Essex Investment Management LLC is the beneficial as well as the record owner of its shares.

The Trust did not know of any person in addition to Essex who, as of February 9, 2004, beneficially owned 5% or more of the Large Cap Fund.

Management Ownership
--------------------
As of February 9, 2004, all management personnel (i.e. Trustees and Officers) as a group owned beneficially less than 1% of each class of the outstanding shares of the Funds.

			MANAGEMENT OF THE FUNDS
			-----------------------
Investment Manager and Subadvisor
---------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. An indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. ("AMG") serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Funds.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating subadvisors for individuals and institutional investors. As part of its services to the Funds under an investment management agreement with the Trust dated October 19, 1999, as amended (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Funds. For its investment management services, the Investment Manager receives an investment management fee from the Funds. All or a portion of the investment management fee paid by the Funds to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the subadvisor that manages the assets of the Funds (the "Subadvisor" or "Essex"). The Investment Manager receives no additional compensation from the Funds for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of December 31, 2003, Essex's assets under management totaled approximately $5.9 billion. Essex's address is 125 High Street, Boston, MA 02110.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Subadvisor provides to the Funds are limited to asset management and related recordkeeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Subadvisor by the Funds
--------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Funds have agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of each Fund and may be paid monthly.
As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolios, which is also computed daily and paid monthly. The fees paid to the Subadvisor are paid out of the fee the Investment Manager receives from the Funds and does not increase the expenses of the Funds. For the fiscal year ended October 31, 2003, 2002 and the fiscal year ended October 31, 2001, the Investment Manager was paid $728,179, $985,270 and $2,001,597, respectively, under the Investment Management Agreement. For the period June 30, 2003 (commencement of operations) to October 31, 2003, no fees were paid under the Investment Management Agreement with respect to the Large Cap Fund. If the Investment Manager had not agreed to waive all or a portion of its fee in connection with a contractual agreement to limit the Large Cap Fund's total operating expenses to 1.10% of average daily net assets during the period, the fee under that agreement would have been $1,859 for the Large Cap Fund.

Fee Waivers and Expense Limitations
-----------------------------------
The Investment Manager has contractually agreed, through March 1,
2005, to limit total annual operating expenses for the Large Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.10% subject to later reimbursement by the Large Cap Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. In addition to any waiver, payment and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. From time to time since inception of the Funds, the Investment Manager has agreed to waive all or a portion of its fees from the Funds and pay or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds.

Investment Management and Subadvisory Agreement-Aggressive Growth Fund
----------------------------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a subadvisory agreement with Essex Investment Management Company, LLC (the "Subadvisory Agreement").

The Investment Management Agreement and the Subadvisory Agreement continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment
Manager is specifically responsible for:

*	developing and furnishing continuously an investment
	program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

*	providing research and analysis relative to the investment
	program and investments of the Fund;

*	determining (subject to the overall supervision and review
	of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

*	making changes on behalf of the Trust in the investments of
	the Fund.

Under the Subadvisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Investment Management and Subadvisory Agreement-Large Cap Fund
--------------------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a subadvisory agreement with Essex Investment Management Company, LLC (the "Subadvisory Agreement").

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment
Manager is specifically responsible for:

*	developing and furnishing continuously an investment
	program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

*	providing research and analysis relative to the investment
	program and investments of the Fund;

*	determining (subject to the overall supervision and review
	of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

*	making changes on behalf of the Trust in the investments of
	the Fund.

Under the Subadvisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Approval of Investment Management and Subadvisory Agreements-
Aggressive Growth Fund
------------------------------------------------------------------------
The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including fee and expense information for the Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment
Manager relating to its operations and personnel. Among other things, the Investment Manager provided biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Investment Manager's compliance programs including those related to personal investing and (c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided a balance sheet and income statement, biographical information on portfolio management and other professional staff, performance information for the Subadvisor, the Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and
(d) the Subadvisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Investment Manager and Subadvisor.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Funds' advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders.

Approval of Investment Management and Subadvisory Agreements-
Large Cap Fund
------------------------------------------------------------------------
The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including fee and expense information for the Fund and other similar mutual funds.

The Trustees reviewed information provided by the Investment
Manager relating to its operations and personnel. Among other things, the Investment Manager provided biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Investment Manager. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's administrative capabilities including its ability to supervise the Fund's other service providers; (b) the Investment Manager's compliance programs including those related to personal investing and (c) the Investment Manager's performance of substantially similar duties for other series of the Trust.

The Trustees reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided a balance sheet and income statement, biographical information on portfolio management and other professional staff, performance information for the Subadvisor, the Fund's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Subadvisor; (b) the qualification and experience of the Subadvisor's personnel; (c) the Subadvisor's compliance programs including those related to personal investing; and
(d) the Subadvisor's performance in employing its investment strategy. The Trustees also took into account the financial condition of the Investment Manager and Subadvisor and their undertakings to maintain expense limitations for the Fund.

The Trustees reached the following conclusions regarding the Investment Management Agreement and Subadvisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and Subadvisor maintain appropriate compliance programs; (D) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (E) the Funds' advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Investment Manager and the Subadvisor.

Based on their conclusions, the Trustees determined that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders

Proxy Voting Policies and Procedures
------------------------------------
Proxies for the Funds' portfolio securities are voted in accordance with Essex's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

Reimbursement Agreement
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

Code of Ethics
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, Managers Distributors, Inc. ("MDI") and the Subadvisor, which codes are made applicable to "access persons" of the Trust that are also employees of the Investment Manager, MDI or the Subadvisor, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, MDI or the Subadvisor may invest in securities, including securities that may be purchased or held by the Funds.

Distribution Arrangements
-------------------------
Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of each Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation.

Shares of the Aggressive Growth Fund Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Aggressive Growth Fund Investor Class shares has agreed to pay the Distributor 0.25% of the average daily net assets of the Aggressive Growth Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Aggressive Growth Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

Shares of the Aggressive Growth Fund Institutional Class shares and shares of the Large Cap Fund Institutional Class shares are both sold without a sales load and are not subject to the expenses of any

Rule 12b-1 Plan of Distribution.
--------------------------------
The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually
(i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian
---------
The Bank of New York ("BNY" or the "Custodian"), 100 Church
Street, New York New York, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Funds will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon each Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub- custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Funds.

Independent Public Accountants
------------------------------
PricewaterhouseCoopers LLP, 125 High Street, Boston,
Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, reviews each Fund's federal and state income tax returns and may provide other audit, tax and related services.

	      BROKERAGE ALLOCATION AND OTHER PRACTICES
	      ----------------------------------------
The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities which are held in each Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for each Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadvisor. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by each Fund may be directed by that Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Funds except portfolio investment management and related record- keeping services.

For the fiscal years ended October 31, 2003, 2002, October 31,
2001 and October 31, 2000, the Aggressive Growth Fund paid brokerage commissions of $402,602, $491,600, $733,223 and $395,468, respectively.
For the period June 30, 2003 (commencement of operations) to October 31, 2003, the Large Cap Fund paid brokerage commissions of $1,723.

	  PURCHASE, REDEMPTION AND PRICING OF SHARES
	  ------------------------------------------
Purchasing Shares
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Subadvisor.

Purchase orders received by the Funds before 4:00 p.m. New York
Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price, provided the orders the processing organization transmits were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Funds or State Street Bank and Trust Company will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange on that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Funds reserve the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $100,000, respectively, due to redemptions. The Funds furthermore reserve the right to convert an investor's Institutional Class shares to Investor Class shares if the investor's Institutional Class account falls below $100,000 due to redemptions. Whether the Funds will exercise its right to redeem or to convert shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Funds determines that it would be detrimental to the best interest of the remaining shareholders of the Funds to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from each Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, [Fund number] and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, shares purchased by check are sold before the check has cleared, redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from either Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Funds compute its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund's assets minus liabilities allocable to that class, divided by that class's shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sales price, or lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Funds declare and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule
12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Aggressive Growth Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Effective March 1, 2002, the Board of Trustees has authorized payments to the Distributor equal on an annual basis to 0.25% of the average annual net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

			CERTAIN TAX MATTERS
			-------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR
WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds'in General
-------------------------------------------
The following discussion is a general summary of certain current federal income tax laws regarding the Funds and investors in the shares. Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

If each Fund qualifies as a regulated investment company, it will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because each Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of each Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments. Certain of a Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders
---------------------------------------
Distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), ordinary income distributions relating to dividend income received by the Fund will generally constitute qualified dividend income eligible for a maximum rate of 15% to individuals, trusts and estates. Under the Jobs and Growth Act if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals, trusts and estates only if and to the extent designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for the taxable year with respect to which such distributions are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States), provided the Fund has held the stock in such corporations for more than 60 days during the 120 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend (the "holding period requirement"). In order to be eligible for the 15% maximum rate on distributions from the Fund attributable to qualified dividends, shareholders must separately satisfy the holding period requirement with respect to their Fund shares. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by a Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Shareholders
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 30% for the calendar year 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of a Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Foreign Taxes
-------------
Each Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold a Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in a Fund.

Other Taxation
--------------
Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

			PERFORMANCE DATA
			----------------

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in the Fund's Prospectus.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T =	average annual total return
n =	number of years
ERV =	ending redeemable value of the hypothetical $1,000 payment made
	at the beginning of the 1-, 5- or 10-year periods at the end of the year or period
	The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

Average Annual Total Returns are not shown for the Large Cap Fund because it had less than one year of operations at October 31, 2003. Average Annual Total Returns for the Aggressive Growth Fund for the periods ended October 31, 2003 were as follows:

Fund			1 Year		Life of Fund
------------------	------		------------
Institutional Class*	27.41%		   4.69%
Investor Class **	27.10%		  -2.84%


*	Inception for the Institutional Class was on March 1, 2002.
**	Inception for the Investor Class was on November 1, 1999.

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions).  The
Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Returns (after taxes on distributions) are not shown for the Large Cap Fund because it had less than one year of operations at October 31, 2003. Average Annual Total Returns (after taxes on distributions) for the Investor Class for the periods ended October 31, 2003 were as follows:

Fund			1 Year		Life of Fund
------------------	------		------------
Institutional Class*	27.41%		   4.70%
Investor Class **	27.10%		  -2.85%

*	Inception for the Institutional Class was on March 1, 2002.
**	Inception for the Investor Class was on November 1, 1999.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions
		and redemption)
n	=	number of years
ATVDR	=	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Average Annual Total Returns (after taxes on distributions and redemptions) are not shown for the Large Cap Fund because it had less than one year of operations at October 31, 2003. The following table shows the average annual total returns (after taxes on distributions and redemptions) for the Aggressive Growth Fund for the periods ended October 31, 2003.

Fund			1 Year		Life of Fund
-------------------	------		------------
Institutional Class*	17.82%		   4.00%
Investor Class **	17.62%		  -2.40%

*	Inception for the Institutional Class was on March 1, 2002.
**	Inception for the Investor Class was on November 1, 1999.

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

Cumulative Returns are not shown for the Large Cap Fund because it had less than one year of operations at October 31, 2003. The following table shows the cumulative total returns for the Aggressive Growth Fund for the periods ended October 31, 2003:

Fund			1 Year		Life of Fund
------------------	------		------------
Institutional Class*	27.41%		   7.94%
Investor Class **	27.10%		 -10.90%

*	Inception for the Institutional Class was on March 1, 2002.
**	Inception for the Investor Class was on November 1, 1999.

Performance Comparisons
-----------------------
The Funds may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust
----------------------------
The Funds are each a series of a "Massachusetts business trust."
A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Aggressive Fund
- the Institutional Class and the Investor Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of the Funds represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Funds, shareholders are entitled to share pro rata in the net assets of each respective Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of each Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of each Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or its Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or its Distributor to make such offer in such jurisdictions.

			FINANCIAL STATEMENTS
			--------------------
The Funds' audited Financial Statements for the fiscal year ended October 31, 2003 and the related Notes to Financial Statements for the Funds, as well as the Report of Independent Accountants, PricewaterhouseCoopers LLP, are incorporated by reference into this Statement of Additional Information from the Funds' Annual Report for the fiscal year ended October 31, 2003 filed with the Securities and Exchange Commission. The Funds' 2003 Annual Report is available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

				Date of Annual Report; Date of Filing
Fund				of Annual Report; Accession Number
---------------------------	--------------------------------------
Essex Aggressive Growth 	10/31/03; 1/8/04; 0001089951-04-000003
Fund and Essex Large Cap
Growth Fund

		Essex Investment Management Company, LLC
		  Proxy Voting Policies and Procedures
			    With Respect To
		     Essex Aggressive Growth Fund
		     Essex Large Cap Growth Fund

		    *****************************


Essex has contracted with an independent third party, Institutional Shareholder Services ("ISS"), to vote Fund proxies according to a set of pre-determined proxy voting policy guidelines. Essex has a Proxy Voting Committee that meets at least annually to review and re-approve ISS' proxy voting policies as Essex's own policies if the Committee determines that ISS' proxy voting policies continue to be reasonably designed to be in the best interest of Essex's clients. Any material changes to the ISS voting policies must be reviewed, approved, and
adopted by the Committee.   A summary of ISS proxy voting policy
guidelines used to vote Fund proxies is attached as Exhibit 1.
In rare circumstances, Essex may exercise its voting discretion as described below.

By providing pre-determined policies for voting Fund proxies, Essex's adoption of the ISS proxy voting policies is designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of
interest.    Although under normal circumstances Essex is not expected
to exercise its voting discretion or to override ISS, the Proxy Voting Committee will monitor any situation where Essex wishes to exercises it
discretion.   In these situations, the Proxy Voting Committee will
provide the actual voting recommendation after a review of the vote(s)
involved.   Essex's Compliance Officer must approve any decision made
on such vote prior to the vote being cast. In approving any such decision, the Compliance Officer will use his or her best judgment to ensure that the spirit of Essex's Proxy Voting Policies, to maximize the long-term value of Fund assets and cast votes that Essex believes to be fair and in the best interest of the Fund whose proxy is being
voted, is being followed.   If it is determined that Essex has a
material conflict of interest in such situation, the Proxy Voting Committee will confirm delegation of voting back to ISS.

		   ISS Proxy Voting Guidelines Summary
		   -----------------------------------

The following is a concise summary of ISS's proxy voting policy guidelines.

1.  Auditors
============
Vote FOR proposals to ratify auditors, unless any of the following apply:

*	An auditor has a financial interest in or association with the
	company, and is therefore not independent

*	Fees for non-audit services are excessive, or

*	There is reason to believe that the independent auditor has
	renderedan opinion which is neither accurate nor indicative of the company's financial position.

2.  Board of Directors
======================
Voting on Director Nominees in Uncontested Elections
----------------------------------------------------
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.  Shareholder Rights
======================
Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.  Proxy Contests
==================
Voting for Director Nominees in Contested Elections
---------------------------------------------------
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
---------------------------------------
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.  Poison Pills
================
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.  Mergers and Corporate Restructurings
========================================
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.  Reincorporation Proposals
=============================
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.  Capital Structure
=====================
Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

*	It is intended for financing purposes with minimal or no dilution
	to current shareholders

*	It is not designed to preserve the voting power of an insider or
	significant shareholder

9.  Executive and Director Compensation
=======================================
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
--------------------------------------------------------
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation

Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
* Purchase price is at least 85 percent of fair market value
* Offering period is 27 months or less, and
* Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
-------------------------------------
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  Social and Environmental Issues
====================================
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

			    PART C
			    ------

		To the Registration Statement of
		Managers AMG Funds (the "Trust")

-------------------------------------------------------------------
Item 23.	Exhibits.
Exhibit No.	Description
------------	---------------------------------------------------
a.1	Master Trust Agreement dated June 18, 1999.(i)

a.2	Amendment No. 1 to Master Trust Agreement changing
	the name of the "Essex Growth Fund" to "Essex
	Aggressive Growth Fund." (ii)

a.3	Amendment No. 2 to Master Trust Agreement changing
	the name of the Trust to "Managers AMG Funds." (ii)

a.4	Amendment No. 3 to Master Trust Agreement establishing
	a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (iv)

a.5	Amendment No. 4 to Master Trust Agreement establishing a
	new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity Fund."
	(iv)

a.6	Amendment No. 5 to Master Trust Agreement establishing a
	new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund." (v)

a.7	Amendment No. 6 to Master Trust Agreement establishing two
	new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer
	Mid-Cap Fund." (vi)

a.8	Amendment No. 7 to Master Trust Agreement establishing
	Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund and Investor and Institutional Classes of shares of the Systematic Value Fund. (ix)

a.9	Amendment No. 8 to Master Trust Agreement establishing a
	new series of shares of beneficial interest of the Trust designated as the "Burridge Small Cap Growth Fund." (xi)

a.10	Amendment No. 9 to Master Trust Agreement establishing a
	new series of shares of beneficial interest of the Trust designated as "Essex Large Cap Growth Fund." (xii)

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k),
	4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V
	of the Master Trust Agreement are included in Exhibit a.
	(i)

d.1	Investment Management Agreement between the Registrant and
	The Managers Funds LLC, dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between The Managers Funds LLC and
	Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19,
	1999. (ii)

d.3	Form of Letter Agreement to Investment Management Agreement
	between the Registrant and The Managers Funds LLC with respect to the Rorer Large-Cap Fund. (vi)

d.4	Form of Letter Agreement to Investment Management Agreement
	between the Registrant and The Managers Funds LLC with respect to the Rorer Mid-Cap Fund. (vi)

d.5	Form of Sub-Advisory Agreement between The Managers Funds
	LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund, dated
	December 5, 2001. (vi)

d.6	Form of Letter Agreement to Investment Management Agreement
	between the Registrant and The Managers Funds LLC with respect to the Systematic Value Fund. (ix)

d.7	Form of Sub-Advisory Agreement between The Managers Funds
	LLC and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (ix)

d.8	Form of Letter Agreement to the Investment Management
	Agreement between the Registrant and The Managers Funds LLC with respect to the Burridge Small Cap Growth Fund. (xi)

d.9	Form of Sub-Advisory Agreement between The Managers Funds,
	LLC and The Burridge Group LLC with respect to the Burridge Small Cap Growth Fund. (xi)

d.10	Form of Letter Agreement to the Investment Management
	Agreement between the Registrant and The Managers Funds LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.11	Form of Sub-Advisory Agreement between The Managers Funds,
	LLC and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund. (xiii)

e.1	Distribution Agreement between the Registrant and Managers
	Distributors, Inc., dated April 1, 2001.  (viii)

e.2	Intentionally omitted.

e.3	Intentionally omitted.

e.4	Form of Letter Agreement to the Distribution Agreement
	between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap
	Fund. (vi)

e.5	Form of Letter Agreement to the Distribution Agreement
	between the Registrant and Managers Distributors, Inc.
	relating to Essex Aggressive Growth Fund and Systematic
	Value Fund.  (ix)

e.6	Form of Letter Agreement to the Distribution Agreement
	between the Registrant and Managers Distributors, Inc.
	relating to the Burridge Small Cap Growth Fund.  (xi)

e.7	Form of Letter Agreement to the Distribution Agreement
	between the Registrant and Managers Distributors, Inc.
	relating to Essex Large Cap Growth Fund.  (xiii)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of
	New York.  (xii)

h.	Form of Transfer Agency Agreement between the Registrant
	and Boston Financial Data Services, Inc.  (ii)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to
	the Investor and Institutional Class shares of the Essex
	Aggressive Growth Fund.  (x)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to
	the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to
	the Systematic Value Fund.  (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to
	the Burridge Small Cap Growth Fund.  (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to
	Essex Large Cap Growth Fund.  (xiii)

j.	Consent of PricewaterhouseCoopers LLP with respect to Essex
	Aggressive Growth Fund, Essex Large Cap Growth Fund, Rorer Large-Cap Fund and Rorer Mid-Cap Fund. (filed herewith)

k.	Not Applicable.

l.1	Power of Attorney for the Trustees of the Registrant dated
	March 14, 2003. (xiii)

l.2	Power of Attorney for the Officers of the Registrant dated
	March 14, 2003. (xiii)

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of
	October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1
	with respect to the Rorer Large-Cap Fund and the Rorer Mid-
	Cap Fund. (vi)

n.	Multiple Class Expense Allocation Plan adopted pursuant to
	Rule 18f-3.  (viii)

n.1	Revised Schedule A to Multiple Class Expense Allocation
	Plan adopted pursuant to Rule 18f-3.  (ix)

o.	Not applicable.

p.1	Code of Ethics of the Trust. (iii)

p.2	Code of Ethics of The Managers Funds LLC and Managers
	Distributors, Inc. (vii)

p.3	Code of Ethics of Essex Investment Management Company, LLC.
	(iv)

p.4	Code of Ethics of Rorer Asset Management, LLC.
	(filed herewith)

p.5	Code of Ethics of Systematic Financial Management, L.P.
	(ix)

p.6	Code of Ethics of The Burridge Group LLC.  (xi)


(i)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N-1A, Registration No. 333-84639 (filed
	August 6, 1999), under the same exhibit number.

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the
	Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed October 21, 1999), under the same exhibit number.

(iii)	Filed as an exhibit to Post-Effective Amendment No. 4 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

(iv)	Filed as an exhibit to Post-Effective Amendment No. 5 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed November 14, 2000), under the same exhibit number.

(v)	Filed as an exhibit to Post-Effective Amendment No. 8 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed February 20, 2001), under the same exhibit number.

(vi)	Filed as an exhibit to Post-Effective Amendment No. 10 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed October 5, 2001), under the same exhibit number.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 11 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed December 19, 2001), under the same exhibit number.

(viii)	Filed as an exhibit to Post-Effective Amendment No. 12 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed December 31, 2001), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 13 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed January 17, 2002), under the same exhibit number.

(x)	Filed as an exhibit to Post-Effective Amendment No. 14 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective Amendment No. 17 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed April 11, 2002), under the same exhibit number.

(xii)	Filed as an exhibit to Post-Effective Amendment No. 19 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed January 31, 2003), under the same exhibit number.

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 22 to
	the Registrant's Registration Statement on Form N-1A,
	Registration No. 333-84639 (filed April 29, 2003), under the same exhibit number.

Item 24.	Persons Controlled by or Under Common Control with
		Registrant.
--------	--------------------------------------------------
		None.


Item 25.	Indemnification.
--------	--------------------------------------------------
Under Article VI of the Registrant's Master Trust
Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26.     Business and Other Connections of Investment Adviser.
--------     -----------------------------------------------------
The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules
A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56365.

Essex Investment Management Company, LLC ("Essex") serves as subadvisor to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

Rorer Asset Management, LLC ("Rorer") serves as subadvisor to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

Systematic Financial Management, L.P. ("Systematic") serves as subadvisor to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

The Burridge Group LLC ("Burridge") serves as subadvisor to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-53275.

Item 27.  Principal Underwriters.
-------	---------------------------------------------------------
(a)	Managers Distributors, Inc. acts as principal underwriter
	for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, The Managers Trust I and The Managers Trust II.

(b)	The following information relates to the directors,
	officers and partners of Managers Distributors, Inc.:

  			Positions and 		Positions and
Name and Principal	Offices with 		Offices with
Business Address	Underwriter		Fund
-----------------	-----------------	----------------
Nathaniel Dalton 	  Director		None
c/o Affiliated Managers
Group, Inc.
600 Hale Street
Prides Crossings,
Massachusetts 01965


Daniel J. Shea 		  Director		None
c/o Affiliated Managers
Group, Inc.
600 Hale Street
Prides Crossings,
Massachusetts 01965


John Kingston, III 	  Director and		Secretary
c/o Affiliated Managers   Secretary
Group, Inc.
600 Hale Street
Prides Crossings,
Massachusetts 01965


Peter M. Lebovitz 	  President		President
40 Richards Avenue
Norwalk, Connecticut
06854-2325
President
President


Donald S. Rumery 	  Treasurer		Treasurer and
40 Richards Avenue 				Principal
Norwalk, Connecticut 				Accounting
06854-2325					Officer



(c)		Not applicable.


Item 28.	Location of Accounts and Records.
--------	------------------------------------------------
The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 10286 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.


Item 29.	Management Services.
--------	------------------------------------------------
There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.


Item 30.	Undertakings.
--------	------------------------------------------------
		Not applicable.

===============================================================

Exhibit j	Consent of PricewaterhouseCoopers LLP with
		respect to Essex Aggressive Growth Fund, Essex
		Large Cap Grwoth Fund, Rorer Large-Cap Fund and Rorer Mid-Cap Fund

===============================================================

	  CONSENT OF INDEPENDENT ACCOUNTANTS
	  ----------------------------------
We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated December 23, 2003, relating to the financial statements and financial highlights which appears in the October 31, 2003 Annual Report to Shareholders of Rorer Large-Cap Fund and Rorer Mid-Cap Fund (each a series of Managers AMG Funds), which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Public Accountants" and "Financial Statements" in such Registration Statement.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2004

	  CONSENT OF INDEPENDENT ACCOUNTANTS
	  ----------------------------------

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated December 23, 2003, relating to the financial statements and financial highlights which appears in the October 31, 2003 Annual Report to Shareholders of Essex Aggressive Growth Fund and Essex Large Cap Growth Fund (each a series of Managers
AMG Funds), which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Public Accountants" and "Financial Statements" in such Registration Statement.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2004

===============================================================

Exhibit p.4	Code of Ethics of Rorer Asset Management, LLC.

===============================================================


			RORER
			-----
		ASSET MANAGEMENT, LLC
		---------------------


		   CODE OF ETHICS
		   --------------







Rorer Asset Management, LLC July, 2003.

		RORER ASSET MANAGEMENT, LLC
			*****
		   CODE OF ETHICS

		Table of Contents



Introduction						1

Personal Trading Restrictions				1
	Employee Purchases and Sales
	Fixed Income Trades				3
	IPO's and Private Placements			3
	*Pre-Approval Requirements			3
	CTI iTrade - Personal Trade Request
	 Approval System				4
	Quarterly Personal Securities Transactions
	 Reports					4
	Initial Holdings Report				4
	Sanctions					5

Insider Trading						5
	Material Non-Public Information			5
	Client Investment-Related Information		6
	Sanctions & Penalties				6
	*Affiliated Managers Group (AMG) Insider
	 Trading Policy					7

Information Barriers: Sharing Investment-Related Info	7

General Business Conduct / Conflicts of Interest	8
	Gifts & Gratuities				8
	Travel & Lodging				9
	Outside Activities				9
	Personal Trading Activity			9

Annual Review of Code & Certification of Compliance	10

Exhibits						11-15

Appendix A - Legal and Statutory References		16

Appendix B - Advantage Outsourcing Solutions		19

Attachment - AMG Insider Trading Policy


		  RORER ASSET MANAGEMENT, LLC
			CODE OF ETHICS

I. INTRODUCTION
---------------
This Code of Ethics is intended to assist all employees of Rorer Asset Management, LLC ("Rorer") in meeting the high standards we follow in conducting our business. (1) One of our most important assets is our reputation for integrity and professionalism. The responsibility of maintaining that reputation rests with you and all other employees. This shared commitment underlies our success as individuals and as a business.

The Code of Ethics contains procedural requirements that you must follow to meet certain regulatory and legal requirements. Such procedures:

* Address trading restrictions applicable to personal investments.

* Define "non-public information" and sets forth the parameters for appropriate use of this information. You are prohibited from engaging in securities transactions based on "inside information" or disseminating inside information to others who might use that knowledge to trade securities. You must also follow the procedures we have established for "information barriers" (Chinese Walls), which govern the dissemination of information outside of Rorer.

* Require of employees the utmost confidentiality and the use of firm assets only for legitimate business purposes, and not for personal gain. You and members of your family also may not accept any benefit from a client or person who does business with us except for normal business courtesies, such a non-cash gifts of nominal value.

II. PERSONAL TRADING RESTRICTIONS APPLICABLE TO ALL EMPLOYEES
-------------------------------------------------------------
All employees are subject to the following policies governing personal securities transactions, which are monitored by Rorer's Compliance Department. Non-adherence to any of the procedures may result in serious consequences, including termination of employment and other sanctions.

a) Definitions
--------------
"Purchase Program" refers to an "across all Rorer client accounts" purchase of a security.

"Sale Program" refers to an "across all Rorer client accounts" sale of a security.

"Model Portfolio" refers to Rorer's Large Cap and Mid Cap Model
Portfolios.

------------------------------
(1) As applicable herein, this Code of Ethics also applies to all employees of Advantage Outsourcing Solutions, LLC ("AOS"), a wholly owned subsidiary of Rorer. Please refer to Appendix B -
p.19 for additional AOS policies.

b) Employee Existing Holdings
-----------------------------
At the onset of employment, if an employee owns a security that Rorer currently holds in the Model Portfolio, or is in the process of purchasing (Purchase Program) for the Model Portfolio, the employee may not sell that security until Rorer decides to sell that security for all client accounts via a Sale Program. Employees must wait two calendar days following the Sale Program completion to sell their holdings. For example, if the Model Portfolio completes the Sale Program in the security on Day 0, Day 3 is the first day the employee may trade the security for his or her own account. (At Rorer's discretion, exceptions may be made on a case-by-case basis.)

c) Employee Purchases
---------------------
If an employee purchases a security, and within 7 calendar days of the employee's transaction Rorer decides to purchase that same security for the Model Portfolio by initiating a Purchase
Program, the employee must sell the security and any profits earned must be disgorged to a charity.

If an employee wishes to purchase a security that is part of a pending Purchase Program for the Model Portfolio, the employee may not purchase that security until 7 calendar days following the Purchase Program completion. For example, if the Model Portfolio completes the Purchase Program in the security on Day 0, Day 8 is the first day the employee may trade the security for his or her own account.

If an employee wishes to purchase a security that is currently held in the Model Portfolio, the employee may not purchase that security until all new client accounts have been invested and all account rebalances have been completed for that security for that day. This restriction typically only provides a small window for employees at the end of the trading day, and in some cases, client account volume prohibits employee trading entirely. The employee must check with Rorer's Head Equity Trader near the end of the trading day to see whether all client orders have been completed for the day. If not, the employee may not buy the security that day and may check with the Head Trader the following day. If an employee does not have access to Rorer's CTI iTrade personal trade preclearance system (see description below), he/she must submit Rorer's Personal Security Transaction Approval Form, which requires Rorer's Head Equity Trader to confirm and sign the Form attesting that he/she has completed all client orders for the day. (See sample form on p.14)

If an employee wishes to purchase a security that is part of a pending Sale Program for the Model Portfolio, the employee may not purchase that security until 7 calendar days following the Sale Program completion.

d) Employee Sales
-----------------
All employees may not sell any security that is part of a pending Purchase Program for the Model Portfolio. If an employee wishes to sell a security that is currently held in the Model Portfolio, the employee may not sell that security until Rorer decides to sell that security for all client accounts via a Sale Program. Employees must wait two calendar days following the Sale Program completion to sell their holdings. For example, if the Model Portfolio completes a Sale

Program trade in the security on Day 0, Day 3 is the first day the employee may trade the security for his or her own account. [Only under special circumstances will Rorer allow an employee to sell his/her security holding that is concurrently held in the Model Portfolio. Special requests require the written approval of Rorer's Chief Investment Officer, Edward C. Rorer ("E. Rorer"), or Rorer's Director of Research, Cliff B. Storms ("C. Storms"), who must complete a Special Request Form.] (See sample form on p.15)

e) Fixed Income Trades
----------------------
Before executing any Fixed Income trade (except municipal bonds) for a personal account, written approval must be obtained from either Rorer's Director of Fixed Income, Dianne P. Anthony, or Rorer's Senior Fixed Income Portfolio Manager, James C. Spencer. This preclearance authorization is valid only on the date of approval. [Only under special circumstances will Rorer allow an employee to sell his/her security holding that is still held in the Model Portfolio. Special Requests require written approval by
E. Rorer or C. Storms.

f) IPO's and Private Placements
-------------------------------
Rorer discourages employees from directly or indirectly acquiring beneficial ownership in any securities offered in an Initial Public Offering or Private Placement (including limited partnerships, hedge funds, private equity partnerships and venture capital funds). However, Rorer reserves the right to approve such ownership in certain situations that clearly do not pose an actual or perceived conflict with Rorer client accounts and/or Rorer's investment disciplines. Written pre-approval from
E. Rorer or C. Storms is required prior to participation in any such transaction. A sale of securities offered in an Initial Public Offering also requires pre-approval. E. Rorer or C. Storms will determine approval on a case-by-case basis. In addition, Rorer's Compliance Department will review and retain a record of each approval and any documentation supporting the decision rationale.

g) Pre-Approval Requirements
----------------------------
Pre-approval is required for all transactions in individual stocks, bonds, options, warrants, rights and closed-end funds, and is "only good for the date approved."

Exemptions from the approval requirement include: Direct
Obligations of the U.S. Government, Bankers' Acceptances,
Municipal Bonds, Bank Certificates of Deposit, Commercial Paper,
Repurchase Agreements, Shares of Open-End Mutual Funds, Exchange
Traded Funds, Variable Annuities, Unit Investment Trusts and
American Depository Receipts.

Approval is required for every transaction that occurs in your own account, for any account in which you have direct or indirect beneficial ownership, and for any account that you have direct or indirect influence or control over (i.e., immediate family).

Note: For purposes of these procedures, "immediate family" includes your spouse, dependent relatives, trustee and custodial accounts, or any other account in which the employee has a financial interest or over which the employee has investment discretion. The term family member also includes any unrelated individual whose investments are controlled by you or to whose financial support you materially contribute.

If a "Related Account" (Owner Account, Employee Account or a Family Member Account) is discretionary or non-discretionary and a fee-paying account, this account shall be treated as such and included in Rorer's firm- wide Purchase and Sell Programs. Pre-approval/authorization is not necessary, nor should execution be delayed.

h) CTI iTrade - Personal Trade Request Approval System
------------------------------------------------------
All employees must use the CTI iTrade system to obtain preclearance of personal trades. CTI iTrade is accessible through Rorer's Intranet under Compliance, where employees must submit their personal trade requests for approval against Rorer's actual and planned trading on a pre-trade basis.

If an employee should experience any trouble or technical difficulties using CTI iTrade, or if an employee is out of the office with no access to CTI iTrade, the employee should contact Rorer's Compliance Department for assistance or trade approval. In no instance shall an employee place a personal trade for his or her account without first obtaining approval. If Compliance is unavailable on any day that assistance or approval is sought, then written trade approval must be obtained from either E. Rorer, C. Storms, or one of Rorer's Equity Analysts: Suzanne M. Hannigan, Robert D. Leininger, Lary Aasheim or Sandra Simpson. Approval must be obtained using the Personal Security Transaction Approval Form posted on Rorer's intranet under Compliance. (See sample form on p.14)

i) Quarterly Personal Securities Transactions Reports
-----------------------------------------------------
Each quarter you must complete Rorer's Quarterly Personal Securities Transactions Report, which is provided by Rorer's Compliance Department, and also submit all of your quarterly brokerage statements for ALL brokerage accounts maintained by you and your immediate family. This report must be submitted to Compliance no later than 10 calendar days after the end of the quarter. The report requires you to indicate any new brokerage account(s) that you or your immediate family opened or closed during each calendar quarter. All quarterly transactions reports and brokerage statements will be reviewed and maintained by Rorer's Compliance Department for all brokerage accounts maintained by you and your immediate family. (See sample report on p.12)

j) Initial Holdings Report
--------------------------
All new employees are required to disclose their personal securities holdings promptly upon commencement of employment (including holdings of accounts where employee has a direct or indirect beneficial ownership). The employee must provide Rorer's Compliance Department with his/her most recent brokerage statements for all brokerage accounts no later than 10 calendar days of commencement of employment. New employees must also complete Rorer's Initial Holdings Report and acknowledge that that he or she has read and understands the provisions of the Code. (See sample report on p.13)

k) Sanctions For Personal Trading Violations
--------------------------------------------
If Rorer's Compliance Department determines that a violation of these trading policies has occurred, they shall so advise Rorer's Management Committee. Depending on the severity of the violation, they may impose such sanctions, as they deem appropriate, which may include a:

* Warning (verbal or written);
* Reprimand;
* Reassignment of duties;
* Suspension of activities (e.g., your ability to trade for personal accounts);
* Request the employee to sell the security in question and disgorge all profits to a charity;
* Require the trade to be broken (if not too late);
* Monetary fine (e.g., including a reduction in salary or bonus);
* Suspension or termination of employment; or
* A combination of the foregoing.

III. INSIDER TRADING
--------------------
Federal and state securities laws prohibit both Rorer and you from engaging in securities transactions for yourself or for others based on "inside information." These laws also prohibit you from disseminating inside information to others who may use that knowledge to trade securities (so-called "tipping"). These prohibitions apply to all employees and extend to activities within and outside of your duties at the firm.

a) Material Non-Public Information
----------------------------------
It is the policy of Rorer to forbid any of its employees, while in possession of material, non-public information, from trading securities or recommending transactions, either personally or on behalf of others (including private accounts), or communicating material, non-public information to others in violation of the federal securities laws.

Information is defined as "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions. Generally, this is information whose disclosure will have a substantial effect on the price of a company's securities. Material information can relate to a company's results and operations, including, for example, dividend changes, earnings results, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidity problems, and extraordinary management developments.

"Material" information may also relate to the market for a company's securities. Information about significant trades to be effected for Rorer's client accounts may in some contexts be deemed as material inside information. This knowledge can be used to take advantage of price movements in the market that may be caused by the firm's buying or selling of specific securities for its clients.

Information is "public" when it has been disseminated broadly to investors in the marketplace. Tangible evidence of such dissemination is the best indication that the information is public.

Any employee who believes that he/she has come into possession of material, non-public information should immediately contact Rorer's Management Committee and refrain from disclosing the information to anyone else, unless specifically advised to the contrary. The firm will review the information and consult with the Compliance Department or outside counsel, if necessary, to determine whether the information is material and non-public. The following measures will be taken if deemed necessary:

* Place the company on a "Watch List" and restrict the flow of non-public information to allow Rorer's portfolio managers, analysts and traders, who do not come into possession of the information, to continue their ordinary investment activities. (This list is highly confidential and may not be disseminated to anyone outside of Rorer's Compliance Department.)

* Place the company on a "Restricted List" in order to prohibit trading in any security of the company, except non-solicited trades after specific approval by Rorer's Compliance Department. (This list is highly confidential and may only be disseminated to certain individuals which Rorer deems appropriate.)

b) Investment Information Relating to Clients is Inside Information
-------------------------------------------------------------------
In the course of your employment, you may learn about the current or pending investment activities of Rorer's clients (e.g., actual or pending purchases or sales of securities). Using or sharing this information other than in connection with the investment of the firm's client accounts is considered acting on inside information and is therefore prohibited. In addition, your personal securities transactions must not be timed to precede orders placed for any client accounts (Rorer or other client accounts), which could be considered as "front-running" or insider trading.

c) Sanctions & Penalties
------------------------
Trading securities while in possession of material nonpublic information or improperly communicating that information to others (especially to employees of affiliated firms) may expose you to stringent penalties. Regardless of whether a government inquiry occurs, Rorer views any violation of these procedures seriously. Such violations may constitute grounds for immediate dismissal.

In addition, government authorities and regulatory bodies, such as the SEC, may impose penalties for violations of securities laws. These penalties may include:

* Formal censure;
* Monetary fines (up to $1,000,000);
* Disgorgement of profits;
* Suspension from securities-related activities;
* Disbarment from the securities industry;

* Imprisonment (up to 10 years); or
* A combination of the foregoing.

d) Affiliated Managers Group ("AMG") Insider Trading Policy
-----------------------------------------------------------
All employees are also subject to AMG's Insider Trading Policy, which includes special procedures for personal securities transactions in AMG securities (See attachment). You will be provided with this Policy on an annual basis and must complete the Acknowledgment form that you have read and understand the Policy. Below are some important requirements of the Policy:

* Pre-Clearance. You (or your spouse and members of your immediate family sharing the same household) are required to pre-clear your intent to trade in AMG securities with AMG's Clearance Officer, John Kingston. After receiving permission to engage in a trade, you must complete your trade within 48 hours or make a new trading request.

* Post-Trade Reporting. You are required to report to John
  Kingston any transaction in any securities of AMG by you, your spouse or any immediate family member sharing your household immediately (no later than 5:00 p.m. on the day the transaction was effected).

* Prohibitions. The Policy prohibits: i) trading in AMG securities (including options, puts and calls, short sales) on the basis of material, non-public information, ii) having others trade in such securities for you while you are in possession of material, non-public information, and iii) disclosing the information to anyone else who then might trade. Information may be "material" if it relates to, among other things: expansion or curtailment of significant operations; major personnel changes; proposals involving a joint venture, merger, acquisition or divestiture; the gain or loss of important contracts; or extraordinary management developments.

* Questions. You should direct all questions to John Kingston at
  (617) 747-3311.


IV. INFORMATION BARRIERS: SHARING INVESTMENT-RELATED INFORMATION
----------------------------------------------------------------
Please be aware that "Information Barriers" exist between the employees of Rorer and Advantage Outsourcing Solutions, LLC ("AOS"). These barriers are designed to prevent the dissemination of inside, confidential and proprietary information.

An Information Barrier, referred to as a "Chinese Wall", prohibits the disclosure of material, non-public (i.e., inside) information to those outside of the firm (e.g., actual or pending purchases or sales of securities of the firm's clients). Therefore, an employee who is in possession of inside information may not disclose that information to any family member, employee or affiliate outside of Rorer (without explicit permission from Rorer's Compliance Department to insure that the particular instance of sharing information is properly documented.).

Rorer and AOS are each considered to be separate and distinct entities, and any information possessed by one individual associated with one particular entity is generally attributed to all individuals associated with that entity. For example, a communication of inside information from Firm A to Firm B may be deemed to have been communicated to Firm B and all of its employees. Such a communication of inside information could therefore cause a violation of law even if the Firm B employee who receives the information does not trade on it, but another Firm B employee, who did not actually know about the communication, traded the security. It is therefore crucial to prevent communications of inside information from one entity to another, even if communications are innocently intended.

Failure to comply with these information barriers may result in adverse consequences for the firm and employees. Consequently, you must abide by these procedures and discuss them with your Supervisor if you have any questions.

V. GENERAL BUSINESS CONDUCT - CONFLICTS OF INTEREST AVOIDANCE
-------------------------------------------------------------
Rorer is committed to the highest standards of business conduct. Therefore, you must always act in the best interests of clients in order to protect the integrity of the firm. Giving or accepting gifts and gratuities in connection with your employment can raise questions about your impartiality and ethical values. To address these concerns, the procedures described below apply to the giving or accepting of gifts or gratuities in the course of your employment, and address your participation in outside activities.

a) Gifts and Gratuities
-----------------------
In no event should any employee offer or accept any gift of more than deminimus value to or from any person or entity that does business with or on behalf of the firm. For purposes of this policy, "deminimus" shall be considered to be the annual receipt of gifts from the same source valued at $250.00 or less per individual recipient, when the gifts are in relation to Rorer's business. The purpose of this gratuity restriction is to allow only proper and customary business gifts and gratuities.

Gifts and Gratuities considered permissible include the following:
------------------------------------------------------------------
* Occasional meals, social gatherings or meetings conducted for business purposes;
* Tickets to sporting events; or
* Gifts that are promotional in nature such as pens, umbrellas, shirts and the like which are inscribed with the giver's name or brand.

Gifts and Gratuities that could be considered not permissible are those that may give the appearance of impropriety or a quid pro quo. For example, gifts or gratuities received from brokers to whom Rorer sends discretionary brokerage include, but are not limited to:

* Transportation expenditures, such as airfare or rental car, when the cost of such expenditures can be calculated and reimbursed;

* Hotel or other lodging accommodation expenditures, when the cost of such expenditures can be calculated and reimbursed; or

* Tickets to major sporting events where the value of the tickets exceeds the de minimus value noted above (e.g. Super Bowl tickets, Masters final round tickets, etc.).

b) Travel and Lodging
---------------------
You may not directly or indirectly accept payment for travel and lodging expenses from any person or entity that does business with us or our affiliates without prior written approval of your Supervisor. Similarly, you may not directly or indirectly provide payment for travel or lodging expenses in these circumstances without prior written approval of your Supervisor.

c) Outside Activities
---------------------
Without the prior written approval of your Supervisor, you may not engage in any outside business activities that may give rise to conflicts of interest or the appearance of conflicts of interest or otherwise jeopardize the integrity or reputation of the Rorer or any of its affiliates. Whether a particular outside activity may be approved will depend on a variety of factors including the extent to which the proposed activity could violate any law or regulation, interfere with your responsibilities to the firm, involve prolonged absences during business hours, or compete with our interests. Additionally, the possibility of adverse publicity and potential liability will be weighed.

In addition, Rorer's Investment Decision-Making Personnel (namely Rorer's Investment Policy Committee and Research Analysts) may not serve on the board of directors of a publicly traded company unless Rorer's Management Committee determines that the service would not conflict with the interests of Rorer's clients. If the service is authorized, the employee must be completely isolated from Rorer's investment decision- making process with respect to that company (a Chinese Wall). Further, employees other than Rorer's Investment Decision-Making Personnel must notify the Compliance Department if asked to serve as a board member of a public company.

d) Personal Trading Activity
----------------------------
Apart from the specific rules stated above, all purchases and sales should be arranged in a manner as to avoid not only actual improprieties but also the appearance of impropriety, and avoid any conflict with clients in order to implement the intent of this policy. Personal trading activity must not be timed to precede orders placed for any client. Additionally, trading activity must not be excessive so as to conflict with your time spent in fulfilling your daily job responsibilities.

VI. ANNUAL REVIEW OF THE CODE
-----------------------------
At least annually, Rorer's Compliance Department shall report to the Management Committee regarding the following:

1. All existing procedures concerning all employee personal trading activities and any procedural changes made during the past year;

2. Any recommended changes to the Code of Ethics; and

3. A summary of all violations of the Code of Ethics and any sanctions imposed that occurred during the past year which required corrective action to be taken.

VII. ANNUAL CERTIFICATION OF COMPLIANCE
---------------------------------------
All employees must annually certify to Rorer's Compliance
Department that:

(1) they have read and understand and agree to abide by the Rorer's Code of Ethics;

(2) they recognize the Code applies to them and agree to comply in all respects; and

(3) they have reported all transactions required to be reported under the Code.
    (See certification form on p.11)

Rev. 7/03

			RORER ASSET MANAGEMENT, LLC


				CODE OF ETHICS


				ACKNOWLEDGEMENT
				---------------

I have read and understand and agree to abide by Rorer's Code of Ethics. I recognize that the Policies and Procedures described therein apply to me and agree to comply in all respects. I certify that I have, to date, reported all transactions required to be reported under the Code. In addition, I understand that Rorer will take appropriate disciplinary actions against me for violating such Policies as well as in the event of any other legal violations. Furthermore, I understand that any violation of the Code of Ethics may lead to serious sanctions, including dismissal from the firm.



_________________________________	__________________________
Print Name					Firm
_________________________________	__________________________
Signature 					Date



			RORER ASSET MANAGEMENT, LLC
		PERSONAL SECURITIES TRANSACTIONS REPORT
			  QUARTER ENDING xx, 200_


Name of Individual(s)*: ______________________________________

Check one:
____ I had no reportable securities transactions during this quarterly period.

____ I had reportable securities transactions during this quarterly period that were pre-approved (do not need to list).

____ I had the following reportable securities transactions during this quarter that were not pre-approved. (Violation of Rorer's Code of Ethics)


									Price		Brokerage
	Date 		Security 	Amount 		Action 		Per Share 	Commission 	Firm
	-----		--------	------		------		---------	----------	-----
[e.g.: 6/1/98	 	IBM 		100 shs 	sold 		$100 		$100 		Paine
 													Webber]

1. _______________________________________________________
2. _______________________________________________________

I have [opened / closed] the following account(s) this quarter:
(please list Account Open Date, Name of Broker, Dealer or Bank,
Account Name and Account Number)
_________________________________________________________________
_________________________________________________________

I certify that the information I am providing in this Personal Securities Transactions Report is accurate and includes all transactions from all of my brokerage accounts which I am required to report under applicable personal securities transaction reporting rules, a copy of which I have received and understand. To the best of my knowledge, I have complied with the terms and spirit of those rules.

Signature: ____________________________
Date Signed: __________________________
(Please return by _/_/0_)

IF FILING LATE PLEASE STATE REASON
ON THE REVERSE SIDE OF THIS REPORT.

Reviewed by:_____________ Date:____________


* List all other persons (e.g., spouse or minor children living in your household) whose securities transactions are also reported by reason of your beneficial ownership in such securities.

			RORER ASSET MANAGEMENT, LLC

				CODE OF ETHICS


			   INITIAL HOLDINGS REPORT

Hire Date: _____________

ACKNOWLEDGMENT

I have read and understand and agree to abide by Rorer's Code of Ethics. I certify that I have reported all brokerage accounts and transactions required to be reported under the Code. Furthermore, I understand that any violation of the Code may lead to serious sanctions, including dismissal from the firm.

(Please check the appropriate box)

[ ] Yes, at the start of my employment, I own reportable securities (stocks, bonds, options, warrants, rights or closed end funds). I have enclosed the most recent quarter end statement.

[ ] No, at the start of my employment, I do not own any reportable securities (stocks, bonds, options, warrants, rights or closed end funds).


_________________________________	__________________________
Print Name					Firm
_________________________________	__________________________
Signature 					Date



		RORER ASSET MANAGEMENT, LLC

	 PERSONAL SECURITY TRANSACTION APPROVAL



EMPLOYEE NAME: _____________________________________

TYPE OF SECURITY: (check one)
STOCK _____________
BOND _____________
OPTION _____________
OTHER ______________________

NAME OF SECURITY: __________________________________________

CUSIP OR SYMBOL: _________________________________________

BUY ____________ SELL ____________ NUMBER OF SHARES __________

BROKERAGE FIRM USED: _________________________________________

NOTE: PURCHASES OF ANY SECURITY HELD IN THE RORER ASSET
MANAGEMENT MODEL PORTFOLIO REQUIRES THE FOLLOWING:

SIGNATURE OF THE HEAD EQUITY OR FIXED INCOME TRADER:
___________________________

TIME THE LAST CLIENT ACCOUNT TRADED IN THIS SECURITY:
APPROVED BY: ________________________________________

DATE APPROVED: __________________

APPROVAL IS REQUIRED FOR ALL INDIVIDUAL STOCK, BOND, OPTION,
WARRANT, RIGHT AND CLOSED-END FUND TRANSACTIONS, AND IS ONLY GOOD
FOR THE DATE APPROVED.

			*****SPECIAL REQUEST*****

			RORER ASSET MANAGEMENT, LLC
		PERSONAL SECURITY TRANSACTION APPROVAL

NOTE: ONLY TO BE USED FOR SPECIAL CIRCUMSTANCES.

EMPLOYEE NAME: ____________________________________________

TYPE OF SECURITY: (check one)
STOCK _____________
BOND _____________
OPTION _____________
OTHER ________________________

NAME OF SECURITY: _________________________________

CUSIP OR SYMBOL: __________________________________

BUY ____________ SELL ____________ NUMBER OF SHARES __________

TIME THE ORDER WAS PLACED __________________________

BROKERAGE FIRM USED _________________________________

REASON FOR SALE OF A SECURITY THAT IS STILL BEING HELD IN THE
MODEL PORTFOLIO:
_________________________________________________________________
_________________________________________________________________
_________________________________________________________________


APPROVED BY EITHER:

EDWARD C. RORER _________________________________________

CLIFFORD B. STORMS _______________________________________

DATE APPROVED: __________________________

APPROVAL IS REQUIRED FOR ALL INDIVIDUAL STOCK, BOND, OPTION,
WARRANT, RIGHT AND CLOSED-END FUND TRANSACTIONS, AND IS ONLY GOOD
FOR THE DATE APPROVED.

				APPENDIX A
				----------

			RORER ASSET MANAGEMENT, LLC
				  ******

				CODE OF ETHICS

			Legal and Statutory References

Fiduciary Obligations
---------------------
The U.S. Supreme Court has held that Section 206 of the
Investment Advisers Act imposes a fiduciary duty on investment advisers by operation of law. In the broadest sense, this requires Rorer Asset Management, LLC ("Rorer") to act in a manner reasonably believed to be in the best interests of their clients.


Section 206 of the Investment Advisers Act
------------------------------------------
Section 206 of the Advisers Act (the statute's general antifraud provision) prohibits an investment adviser from:

* Employing any device, scheme or artifice to defraud any client or prospective client;
* Engaging in a transaction, practice, or course of business that operates as a fraud or deceit upon any client or prospective client; or
* Engaging in any act, practice, or course of business that is fraudulent, deceptive, or manipulative.

Section 206 has been interpreted broadly by the SEC in order to attack a wide range of abusive practices by investment advisers, including trading based on inside information. Section 206 is also the regulatory authority for the adoption of restrictions governing personal trading.

Section 204A of the Investment Advisers Act
-------------------------------------------
Section 204A of the Advisers Act is designed to prevent misuse of inside information by advisers, their employees, or affiliates through insider trading or otherwise. Section 204A requires an investment adviser to adopt policies and procedures to preserve the confidentiality of information and reduce the possibilities for insider trading. Specifically, Section 204A requires an investment adviser to "establish, maintain and enforce written policies and procedures reasonably designed" to prevent the misuse of material, non-public information by the adviser or anyone associated with the adviser. Also, Rule 204-2 (a)(12) of the Advisers Act provides specific instructions to record and report employee transactions and retain them on file.

Rule 17j-1 of the Investment Company Act
----------------------------------------
Rule 17j-1 of the Investment Company Act requires that all investment companies and their investment advisers and certain principal underwriters adopt a code of ethics and procedures designed to detect and prevent inappropriate personal investing. In August 1999, amendments were adopted to the rule that are designed to (1) increase the oversight role of a fund's board of directors; (2) require that access persons provide information concerning their personal securities holdings; and (3) improve disclosure to investors concerning policies on personal investment activities. All Rorer employees are deemed "Access Persons" as defined in Rule 17j-1 of the Investment Company Act.


Record Keeping
--------------
Initial Holdings Report
-----------------------
Rule 17j-1(c)(4)(1)(i) of the Investment Company Act requires all new employees to disclose their personal securities holdings upon commencement of employment (including holdings of accounts where employee has a direct or indirect beneficial ownership). Initial holdings reports must identify the title, number of shares, and principal amount with respect to each security holding. In addition, the name of any broker, dealer or bank with whom the account is maintained, and the date the reported is submitted must also be indicated on the report. These transactions must be recorded no later than 10 calendar days of commencement of employment.

Quarterly Personal Transactions Report
--------------------------------------
Rule 204-2(a)(12) of the Investment Advisers Act and Rule 17j-1(c)(4)(1)(ii) of the Investment Company Act requires every investment adviser or fund to keep a record of every transaction in a security traded by the investment adviser or any advisory representative of the investment adviser. This record should state the following:

1. The title and amount of the security involved;
2. The date and nature of the transaction (i.e., purchase, sale or other acquisition or disposition);
3. The price at which it was effected; and
4. The name of the broker, dealer or bank with or through whom the transaction was effected.

These transactions must be recorded no later than 10 calendar days after the end of the quarter in which they were affected. Each personal transaction report must set forth every transaction that occurs for your own account, for any account in which you have direct or indirect beneficial ownership, and for any account that you have direct or indirect influence or control over.


Annual Holdings Report
----------------------
Rule 17j-1(c)(4)(1)(iii) of the Investment Company Act requires all employees to submit an annual holdings report reflecting holdings as of a date no more than 30 calendar days before the report is submitted (including holdings of accounts where employee has a direct or indirect beneficial ownership). Annual holdings reports must identify the title, number of shares and principal amount with respect to each security held. In addition, the name of any broker, dealer or bank with whom the account is maintained, and the date the reported is submitted must also be indicated on the report. Employees who provide monthly brokerage statements directly from their broker/dealers are deemed to have automatically complied with this requirement.


Rev. 7/03

			APPENDIX B
			----------
	ADVANTAGE OUTSOURCING SOLUTIONS, LLC
			  ******

		      CODE OF ETHICS

Regulatory, Legal And Other Contacts
------------------------------------
Special care must be taken in responding to oral or written inquiries from regulatory agencies, government officials and other third parties. The following inquiries must be immediately forwarded to Rorer's Compliance Department or the Management Committee before responding:

* All inquires, written or oral, for information by governmental or self- regulatory authorities, including but not limited to representatives of the SEC, NASD IRS, DOL, and the states.

      * In the case of telephone inquiries, you must obtain the name, agency, address, and telephone number of the representative making the inquiry.

* Any subpoena being served to AOS.

* Any requests for information by attorneys, accountants, broker/dealers or investment advisers that is generally not released by AOS in the ordinary course of business.

Duty to Supervise
-----------------
For purposes of these procedures, it shall be the responsibility of AOS management, as well as Rorer's Management Committee, to supervise adherence to the policies and procedures as set forth herein.



Rev. 7/03

==================================================================

			  SIGNATURES

==================================================================

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 1st day of March, 2004.

					MANAGERS AMG FUNDS

					BY: /s/ Donald S. Rumery
    					--------------------
					Donald S. Rumery
					Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title				Date
----------------------	----------------------		-------------

	*		Trustee				March 1, 2004
----------------------
Jack W. Aber


	*		Trustee				March 1, 2004
----------------------
William E. Chapman, II



	*		Trustee				March 1, 2004
----------------------
Sean M. Healey


	*		Trustee				March 1, 2004
----------------------
Edward J. Kaier


	*		Trustee				March 1, 2004
---------------------
Eric Rakowski


	*		President and Trustee		March 1, 2004
---------------------	(Principal Executive Officer)
Peter M. Lebovitz
President and Trustee


	*
---------------------	Chief Financial Officer		March 1, 2004
Galan G. Daukas		(Principal Financial Officer)



/s/ Donald S. Rumery	Treasurer 			March 1, 2004
---------------------	(Principal Accounting Officer)
Donald S. Rumery



*By Donald S. Rumery pursuant to Power of Attorney.

